   As filed with the Securities and Exchange Commission on December 5,
1997
                                                 Registration Nos.  33-27491
                                                                    811-5782

================================================================================
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [X]

                          Pre-Effective Amendment No.                [_]


                            Post-Effective Amendment No. 20          [X]

                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [_]


                             Amendment No. 21

                          ___________________________

                            M.S.D. & T. Funds, Inc.
              (Exact Name of Registrant as Specified in Charter)

                               Two Hopkins Plaza
                          Baltimore, Maryland  21201
                   (Address of Principal Executive Offices)

                        Registrant's Telephone Number:
                                1-800-551-2145

                         W. Bruce McConnel, III, Esq.
                          Drinker Biddle & Reath LLP
                   1100 Philadelphia National Bank Building
                             1345 Chestnut Street
                     Philadelphia, Pennsylvania 19107-3496
                    (Name and Address of Agent for Service)

     It is proposed that this filing will become effective (check appropriate box):


     [_] immediately upon filing pursuant to paragraph (b)

     [_] on (date) pursuant to paragraph (b)

     [_] 60 days after filing pursuant to paragraph (a)(1)

     [_] on (date) pursuant to paragraph (a)(1)


     [X] 75 days after filing pursuant to paragraph (a)(2)

     [_] on (date) pursuant to paragraph (a)(2) of rule 485.

     If appropriate, check the following box:

     [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


     Title of Securities Being Registered: Class K, Class L, Class M, Class N and Class O shares of Common Stock.

          This Post-Effective Amendment No. 20 to the Registrant's Registration Statement on Form N-1A is being filed to add five new portfolios, the Equity Income Fund, Equity Growth Fund, Total Return Bond Fund, National Tax-Exempt Bond Fund and Intermediate Tax-Exempt Bond Fund. Accordingly, the Prospectuses and Statements of Additional Information for the Registrant's Prime Money Market, Government Money Market, Tax-Exempt Money Market, Tax-Exempt Money Market (Trust), Growth and Income, International Equity, Limited Maturity Bond, International Bond, Maryland Tax-Exempt Bond and Diversified Real Estate Funds are not included in this filing.

                            M.S.D. & T. FUNDS, INC.

                              EQUITY INCOME FUND
                              EQUITY GROWTH FUND
                            TOTAL RETURN BOND FUND
                         NATIONAL TAX-EXEMPT BOND FUND
                       INTERMEDIATE TAX-EXEMPT BOND FUND

                             CROSS REFERENCE SHEET
                             ---------------------

                            Pursuant to Rule 485(a)
                       under the Securities Act of 1933

Form N-1A Item Number                        Location
---------------------                        --------

Part A                                       Prospectus Caption
------                                       ------------------

1.   Cover Page..........................    Cover Page

2.   Synopsis............................    Expense Summary

3.   Condensed Financial Information.....    Performance Reporting

4.   General Description of Registrant...    Cover Page; Investment
                                             Objectives, Policies and Risks;
                                             Fundamental Limitations; Other
                                             Information Concerning the Company
                                             and Its Shares; Miscellaneous

5.   Management of the Fund..............    Management of the Company;
                                             Investing in the Funds; Shareholder
                                             Services

5A.  Management's Discussion of Fund
     Performance.........................    Not Applicable

6.   Capital Stock and                       Investing in the Funds; Dividends
     Other Securities....................    and Distributions; Tax Information;
                                             Other Information Concerning the
                                             Company and Its Shares; Shareholder
                                             Services; Miscellaneous

7.   Purchase of Securities Being Offered    Investing in the Funds

8.   Redemption or Repurchase............    Investing in the Funds

9.   Pending Legal Proceedings...........    Not Applicable

                             SUBJECT TO COMPLETION

                 PRELIMINARY PROSPECTUS DATED DECEMBER 5, 1997

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

                            M.S.D. & T. FUNDS, INC.

                              EQUITY INCOME FUND

                              EQUITY GROWTH FUND

                            TOTAL RETURN BOND FUND

                         NATIONAL TAX-EXEMPT BOND FUND

                       INTERMEDIATE TAX-EXEMPT BOND FUND

                                  PROSPECTUS

                               February   , 1998

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
EXPENSE SUMMARY............................................................   3
INVESTMENT OBJECTIVES, POLICIES AND RISKS..................................   4
FUNDAMENTAL LIMITATIONS....................................................  13
INVESTING IN THE FUNDS.....................................................  14
SHAREHOLDER SERVICES.......................................................  17
DIVIDENDS AND DISTRIBUTIONS................................................  19
TAX INFORMATION............................................................  19
MANAGEMENT OF THE COMPANY..................................................  20
OTHER INFORMATION CONCERNING THE COMPANY AND ITS SHARES....................  22
PERFORMANCE REPORTING......................................................  23
MISCELLANEOUS..............................................................  23

--------------------------------------------------------------------------------
                             IF YOU HAVE QUESTIONS

  For current yield, purchase and redemption information, call 1-800-551-2145.
--------------------------------------------------------------------------------

                            M.S.D. & T. FUNDS, INC.

                                  PROSPECTUS

                                    FOR THE

                              EQUITY INCOME FUND
                              EQUITY GROWTH FUND
                            TOTAL RETURN BOND FUND
                         NATIONAL TAX-EXEMPT BOND FUND
                       INTERMEDIATE TAX-EXEMPT BOND FUND

                               FEBRUARY   , 1998

-----------------------------------------------------------------------------------
 M.S.D. & T.
     FUND                      GOAL                      FOR INVESTORS WHO WANT
-----------------------------------------------------------------------------------
 EQUITY IN-    Current income and long-term capital  Current income and long-term
  COME         appreciation with reasonable risk     capital appreciation and are
               through investments primarily in      willing to accept the relative
               common and preferred stock and debt   risks associated with
               securities convertible into common    investments in equity
               stock.                                securities.
-----------------------------------------------------------------------------------
 EQUITY        Long-term capital appreciation        Long-term capital appreciation
  GROWTH       through investments primarily in      and are willing to accept the
               common and preferred stock and debt   relative risks associated with
               securities convertible into common    investments in equity
               stock that represent growth           securities.
               potential.
-----------------------------------------------------------------------------------
 TOTAL RETURN  High level of current income and      Current income from corporate
  BOND         relative protection of capital        and government securities and
               through investments primarily in      can accept fluctuations in
               corporate and government debt         price and yield.
               obligations. The Fund will generally
               have an average weighted maturity of
               from four to fifteen years.
-----------------------------------------------------------------------------------
 NATIONAL      High current income free of federal   Current income and relative
  TAX-EXEMPT   income tax and relative protection    protection of capital from an
  BOND         of capital through investments        investment that is free from
               primarily in medium-term and long-    federal income tax.
               term municipal obligations.
-----------------------------------------------------------------------------------
 INTERMEDIATE  High current income free of federal   Current income from an
  TAX-EXEMPT   income tax and relative protection    investment that is free from
  BOND         of capital through investments        federal income tax and less
               primarily in medium-term and long-    principal volatility than
               term municipal obligations.           normally associated with a
                                                     long-term fund.
-----------------------------------------------------------------------------------

  SHARES OF THE FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED, ENDORSED OR OTHERWISE SUPPORTED BY, MERCANTILE-SAFE DEPOSIT AND TRUST COMPANY, ITS PARENT COMPANY OR ITS AFFILIATES, AND SUCH SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. IN ADDITION, THE DIVIDENDS PAID BY THE FUNDS WILL GO UP AND DOWN. MERCANTILE-SAFE DEPOSIT AND TRUST COMPANY SERVES AS INVESTMENT ADVISER AND ADMINISTRATOR TO THE FUNDS, IS PAID FEES FOR ITS SERVICES, AND IS NOT AFFILIATED WITH BISYS FUND SERVICES LIMITED PARTNERSHIP, THE FUNDS' DISTRIBUTOR.

  This Prospectus relates to shares of the Equity Income Fund, Equity Growth Fund, Total Return Bond Fund, National Tax-Exempt Bond Fund and Intermediate Tax-Exempt Bond Fund (collectively the "Funds") of M.S.D. & T. Funds, Inc. (the "Company"), a no-load, open-end management investment company. This Prospectus describes concisely the information about the Funds that you should know before investing. Please read and keep it for future reference. More information about the Funds is contained in the Statement of Additional
Information dated February   , 1998 that has been filed with the Securities
and Exchange Commission ("SEC"). The Statement of Additional Information, which can be obtained free of charge upon request by writing to the Company at Two Hopkins Plaza, Baltimore, Maryland 21201 or by calling 1-800-551-2145, is incorporated by reference into (considered a part of) this Prospectus.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                EXPENSE SUMMARY

    Expenses are one of several factors to consider when investing in a Fund. Annual Fund Operating Expenses are paid out of a Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, general Fund administration, accounting, custody and other services.

    Below is information regarding the operating expenses which the Funds expect to incur during the current fiscal year. Examples based on this information are also provided.

                                                          NATIONAL
                                                   TOTAL    TAX-   INTERMEDIATE
                                     EQUITY EQUITY RETURN  EXEMPT   TAX-EXEMPT
                                     INCOME GROWTH  BOND    BOND       BOND
                                      FUND   FUND   FUND    FUND       FUND
                                     ------ ------ ------ -------- ------------
ANNUAL FUND OPERATING EXPENSES
 (AS A PERCENTAGE OF AVERAGE NET
 ASSETS)
Management Fees (after fee
 waivers)/1/........................  .45%   .31%   .22%    .22%       .22%
Other Expenses (after fee waivers)
 (includes administration, custody
 and transfer agency, and
 miscellaneous other charges)/1/....  .25%   .39%   .23%    .23%       .23%
                                      ---    ---    ---     ---        ---
Total Fund Operating Expenses
 (after fee waivers)/1/.............  .70%   .70%   .45%    .45%       .45%
                                      ===    ===    ===     ===        ===

-------------------
/1/ This expense information is provided to help you understand the various costs and expenses that you would bear indirectly as a shareholder of one of the Funds. The expense information reflects the operating expenses which the Funds expect to incur during the current fiscal year. Without fee waivers by the investment adviser and administrator, Management Fees, Other Expenses and Total Fund Operating Expenses, stated as a percentage of average daily net assets, would be .60%, .25% and .85%, respectively, for the Equity Income Fund; .60%, 43% and 1.03%, respectively, for the Equity Growth Fund; .35%,
 .29% and .64%, respectively, for the Total Return Bond Fund; .50%, .27% and .77%, respectively, for the National Tax-Exempt Bond Fund; and .50%, .29% and .79%, respectively, for the Intermediate Tax-Exempt Bond Fund.

    The investment adviser and administrator are under no obligation to waive fees or reimburse expenses, but have informed the Company that they expect to waive fees and/or reimburse expenses during the current fiscal year as necessary to maintain the Funds' total operating expenses at the levels set forth in the above table. You should note that any fees that are charged by the investment adviser, its affiliates or any other institutions directly to their customer accounts for services related to an investment in the Funds are in addition to, and are not reflected in, the fees and expenses described above.

    For more complete descriptions of the Funds' operating expenses, see "Management of the Company" in this Prospectus.

EXAMPLE:

    Assume a Fund's annual return is 5% and its expenses are the same as those stated above. For every $1,000 you invest, here's how much you would pay in total expenses if you closed your account after the number of years indicated:

                                                                  1 YEAR 3 YEARS
                                                                  ------ -------
Equity Income Fund...............................................  $ 7     $22
Equity Growth Fund...............................................  $ 7     $22
Total Return Bond Fund...........................................  $ 5     $14
National Tax-Exempt Bond Fund....................................  $ 5     $14
Intermediate Tax-Exempt Bond Fund................................  $ 5     $14

    THE EXAMPLES SHOWN ABOVE SHOULD NOT BE CONSIDERED REPRESENTATIONS OF PAST OR FUTURE INVESTMENT RETURNS OR OPERATING EXPENSES. THE FUNDS ARE NEW AND ACTUAL INVESTMENT RETURNS AND OPERATING EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

INVESTMENT OBJECTIVES, POLICIES AND RISKS

    The Funds' investment adviser (the "Adviser") uses a range of different investments and investment techniques in seeking to achieve a Fund's investment objective. All Funds do not use all of the investments and investment techniques described below, which involve various risks, and which are also described in the following sections. You should consider which Funds best meet your investment goals. The Adviser will use its best efforts to achieve a Fund's investment objective, although its achievement cannot be assured. An investor should not consider an investment in any Fund to be a complete investment program.

EQUITY INCOME FUND

    The investment objective of the Equity Income Fund is to seek current income and long-term capital appreciation consistent with reasonable risk. The Fund pursues its objective by investing substantially all of its assets in common stock, preferred stock and debt obligations convertible into common stock. The Fund seeks to purchase individual stocks that are likely to produce higher than average dividend yields and appear to represent good relative values with the potential for price appreciation. A stock's dividend growth rate, the ratios of price to earnings and book value and its earnings trend are factors considered in stock selection.

    Under normal market and economic conditions, the Fund will invest at least 65% of its total assets in common stock, preferred stock and debt obligations convertible into common stock. Although the Fund will invest primarily in publicly-traded common stocks of companies incorporated in the United States, the Fund may also invest up to 25% of its total assets in the securities of foreign issuers, either directly or through American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs") as described under "Other Investment Policies and Related Risks."

    During normal market and economic conditions, the Fund may hold up to 25% of its total assets in debt securities. These securities will either be issued or guaranteed by the U.S. Government, its agencies or instrumentalities or will be debt obligations, including but not limited to debt obligations convertible into common stock, that at the time of purchase carry one of the three highest ratings assigned by an unaffiliated national statistical rating organization ("Rating Agency"). Investments may also be made in unrated debt obligations which the Adviser has determined to be of comparable quality. See Appendix A to the Statement of Additional Information for a description of applicable debt security ratings.

    The Fund may reduce the percentage of its equity investments and temporarily invest its assets in fixed income securities, including the types of securities in which the Total Return Bond Fund may invest and high quality short-term money market instruments, when in the opinion of the Adviser, a defensive position is warranted, or to meet anticipated redemption requests.

EQUITY GROWTH FUND

    The investment objective of the Equity Growth Fund is to seek long-term capital appreciation. The Fund pursues its objective by investing substantially all of its assets in common stock, preferred stock and debt obligations convertible into common stock. The Fund seeks to purchase individual stocks that appear to represent good growth potential and seem likely to appreciate in price.

    Under normal market and economic conditions, the Fund will invest at least 65% of its total assets in common stock, preferred stock and debt obligations convertible into common stock. Although the Fund will invest primarily in publicly-traded common stocks of companies incorporated in the United States, the Fund may also invest up to 25% of its total assets in the securities of foreign issuers, either directly or through ADRs, EDRs and GDRs as described under "Other Investment Policies and Related Risks."

    During normal market and economic conditions, the Fund may hold up to 25% of its total assets in debt securities. These securities will either be issued or guaranteed by the U.S. Government, its agencies or instrumentalities or will be debt obligations, including but not limited to debt obligations convertible into common stock, that at the time of purchase carry one of the three highest ratings assigned by a Rating Agency.

Investments may also be made in unrated debt obligations which the Adviser has determined to be of comparable quality. See Appendix A to the Statement of Additional Information for a description of applicable debt security ratings.

    The Fund may reduce the percentage of its equity investments and temporarily invest its assets in fixed income securities, including the types of securities in which the Total Return Bond Fund may invest and high quality short-term money market instruments, when in the opinion of the Adviser, a defensive position is warranted, or to meet anticipated redemption requests.

TOTAL RETURN BOND FUND

    The investment objective of the Total Return Bond Fund is to seek as high a level of current income as is consistent with relative protection of capital. Subject to this objective, the Adviser will consider the total rate of return on portfolio securities in managing the Fund. The Fund will invest substantially all its assets in debt obligations, such as bonds and debentures, of domestic and foreign corporations; obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; debt obligations of foreign, state and local governments and their political subdivisions; asset-backed securities, including various collateralized mortgage obligations and other mortgage-related securities; and money market instruments.

    Debt securities in which the Fund may invest include, without limitation, Brady Bonds, which are securities issued in various currencies (primarily the U.S. dollar) that have been created through the exchange of existing commercial bank loans to Latin American public and private entities for new bonds in connection with debt restructurings under a debt restructuring plan announced by former U.S. Secretary of the Treasury Nicholas F. Brady (the "Brady Plan"). Brady Bonds have been issued only recently and for that reason do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the over-the-counter secondary market for Latin American debt instruments. Brady Bonds are neither issued nor guaranteed by the U.S. Government. Additional information on Brady Bonds is included in the Statement of Additional Information.

    The Fund generally will purchase only those securities that are rated at the time of purchase within the four highest rating categories assigned by a Rating Agency or, if unrated, are determined by the Adviser to be of comparable quality. Debt obligations rated within the four highest rating categories assigned by a Rating Agency are considered to be investment grade. Debt obligations rated in the lowest of the four highest rating categories assigned by a Rating Agency are considered to have speculative characteristics, even though they are of investment grade quality, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-rated debt obligations. When deemed appropriate by the Adviser, however, the Fund may invest up to 10% of its net assets in lower quality debt securities. Lower quality debt securities, also known as "junk bonds," are often considered to be speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness. The market prices of these securities may fluctuate more than those of higher quality securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates. Securities in the lowest quality category may present the risk of default, or may be in default.

    Under normal market and economic conditions, the Fund will invest at least 65% of its total assets in corporate debt obligations such as bonds and debentures, obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and mortgage-backed securities, including collateralized mortgage obligations. Most obligations acquired by the Fund will be issued by companies or governmental entities located within the United States. Up to 25% of the Fund's total assets, however, may be invested in obligations of foreign issuers. The Fund may also invest, without limitation, in high-quality short-term money market instruments for temporary defensive purposes.

    The Fund's average weighted maturity will vary from time to time depending on, among other things, current market and economic conditions and the comparative yields on instruments with different maturities. The Adviser expects that under normal market conditions the Fund will have an average weighted maturity of between 4 and 15 years.

NATIONAL TAX-EXEMPT BOND FUND

    The investment objective of the National Tax-Exempt Bond Fund is to seek as high a level of interest income that is exempt from regular federal income tax as is consistent with relative protection of capital. The Fund invests substantially all of its assets in tax-exempt debt obligations issued by states, territories and possessions of the United States, the District of Columbia and their respective political subdivisions, agencies, instrumentalities and authorities ("municipal obligations"), that are rated at the time of purchase within one of the four highest rating categories assigned by a Rating Agency. The Fund may also acquire short-term municipal obligations such as tax-exempt commercial paper, municipal notes, and variable rate demand obligations that are rated at the time of purchase within the two highest rating categories assigned by a Rating Agency. Obligations purchased by the Fund that have not been assigned a rating will be determined by the Adviser to be of comparable quality. See "Total Return Bond Fund" above for a discussion of certain risks in investing in debt obligations (including municipal obligations) rated in the lowest of the four highest rating categories assigned by a Rating Agency. If a security held by the Fund is downgraded below the minimum requested rating, the Adviser will reassess the creditworthiness of the security and will consider such an event in determining whether the Fund should continue to hold that security.

    As a matter of fundamental policy, except during periods of unusual market conditions or during temporary defensive periods, at least 80% of the Fund's net assets will be invested in securities the interest on which is exempt from regular federal income tax.

    The Fund may from time to time invest a portion of its assets on a temporary basis (for example, when appropriate municipal obligations are unavailable) or for temporary defensive purposes during periods of unusual market conditions in short-term taxable money market instruments, securities issued by other investment companies which invest in taxable or tax-exempt money market instruments, U.S. Government obligations, and other securities as described below under "Other Investment Policies." Investments by the Fund in any such taxable instruments will not exceed 20% of the net assets of the Fund, except when made for temporary defensive purposes during periods of unusual market conditions, when up to 100% of the Fund's assets may be invested in such instruments. The Fund may also hold uninvested cash reserves pending investment, to meet anticipated redemption requests, or during temporary defensive periods. There is no percentage limitation on the amount of assets which may be held uninvested by the Fund.

    Although the Fund has the flexibility to invest in municipal obligations with short, medium or long maturities, the Adviser expects that under normal market and economic conditions the Fund will invest primarily in obligations with medium and long maturities.

INTERMEDIATE TAX-EXEMPT BOND FUND

    The investment objective of the Intermediate Tax-Exempt Bond Fund is to seek as high a level of interest income that is exempt from regular federal tax as is consistent with relative protection of capital. The Fund invests substantially all of its assets in tax-exempt debt obligations issued by states, territories and possessions of the United States, the District of Columbia and their respective political subdivisions, agencies, instrumentalities and authorities ("municipal obligations"), that are rated at the time of purchase within one of the four highest rating categories assigned by a Rating Agency. The Fund may also acquire short-term municipal obligations such as tax-exempt commercial paper, municipal notes, and variable rate demand obligations that are rated at the time of purchase within the two highest rating categories assigned by a Rating Agency. Obligations purchased by the Fund that have not been assigned a rating will be determined by the Adviser to be of comparable quality. See "Total Return Bond Fund" above for a discussion of certain risks in investing in debt obligations (including municipal obligations) rated in the lowest of the four highest rating categories assigned by a Rating Agency. If a security held by the Fund is downgraded below the minimum required rating, the Adviser will reassess the creditworthiness of the security and will consider such an event in determining whether the Fund should continue to hold that security.

    As a matter of fundamental policy, except during periods of unusual market conditions or during temporary defensive periods, at least 80% of the Fund's net assets will be invested in securities the interest on which is exempt from regular federal income tax.

    The Fund may from time to time invest a portion of its assets on a temporary basis (for example, when appropriate municipal obligations are unavailable) or for temporary defensive purposes during periods of unusual market conditions in short-term taxable money market instruments, securities issued by other investment companies which invest in taxable or tax-exempt money market instruments, U.S. Government obligations, and other securities as described below under "Other Investment Policies." Investments by the Fund in any such taxable instruments will not exceed 20% of the net assets of the Fund, except when made for temporary defensive purposes during periods of unusual market conditions, when up to 100% of the Fund's assets may be invested in such instruments. The Fund may also hold uninvested cash reserves pending investment, to meet anticipated redemption requests, or during temporary defensive periods. There is no percentage limitation on the amount of assets which may be held uninvested by the Fund.

    Although the Fund has the flexibility to invest in municipal obligations with short, medium or long maturities, the Adviser expects that under normal market and economic conditions the Fund will invest primarily in obligations with short and medium maturities.

OTHER INVESTMENT POLICIES AND RELATED RISKS

    U.S. GOVERNMENT OBLIGATIONS AND MONEY MARKET INSTRUMENTS

    Each Fund may invest in securities issued or guaranteed by the U.S. Government, as well as in obligations issued or guaranteed by U.S. Government agencies and instrumentalities. Obligations of certain agencies and instrumentalities, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank, are supported by the issuer's right to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the entity's obligations; still others, such as those of the Student Loan Marketing Association, are backed solely by the issuer's credit. There is no assurance that the U.S. Government would provide support to a U.S. Government-sponsored entity were it not required to do so by law.

    Each Fund may from time to time invest in money market instruments, including bank obligations, commercial paper and corporate bonds with remaining maturities of thirteen months or less. Bank obligations include bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits issued or supported by U.S. or foreign banks that have total assets of more than $1 billion at the time of purchase. The Funds may invest in obligations of foreign banks or foreign branches of U.S. banks when the Adviser determines that the instrument presents minimal credit risks. Investments in the obligations of foreign banks and foreign branches of U.S. banks will not exceed 25% of the particular Fund's total assets at the time of purchase. Taxable commercial paper purchased by the Funds will be rated at the time of purchase within the highest rating category assigned by a Rating Agency. In addition, each Fund may acquire unrated commercial paper and corporate bonds that are determined by the Adviser at the time of purchase to be of comparable quality. Commercial paper may include variable and floating rate instruments.

    MUNICIPAL OBLIGATIONS

    The National Tax-Exempt Bond Fund and the Intermediate Tax-Exempt Bond Fund (collectively, the "Tax-Exempt Funds") will invest primarily in municipal obligations. The Equity Income Fund, Equity Growth Fund and Total Return Bond Fund (collectively, the "Taxable Funds") may also invest from time to time in municipal obligations. These securities may be advantageous for a Taxable Fund when, as a result of prevailing economic, regulatory or other circumstances, the yield of such securities on a pre-tax basis is comparable to that of other debt securities the Fund can purchase. Dividends paid by a Taxable Fund that come from interest on municipal obligations will be taxable to shareholders.

    The two main types of municipal obligations are "general obligation" securities (which are secured by the issuer's full faith, credit and taxing power) and "revenue" securities (which are payable only from revenues received from the operation of a particular facility or other revenue source). A third type of municipal obligation, normally issued by special purpose public authorities, is known as a "moral obligation" security because if the issuer cannot meet its obligations it draws on a reserve fund, the restoration of which is not a legal requirement.

Private activity bonds (which are a type of obligation that, although exempt from regular federal income tax, may be subject to the federal alternative minimum tax) are usually revenue securities issued by or for public authorities to finance a privately operated facility.

    Within the principal classifications described above there are a variety of categories, including certificates of participation and custodial receipts which may be purchased by the Tax-Exempt Funds. Certificates of participation represent undivided proportional interests in lease payments by a governmental or non-profit agency. The lease payments and other rights under the lease provide for and secure the payments on the certificates. Certain lease obligations may include "non-appropriation" clauses, which provide that the entity has no obligation to make lease payments in future years unless money is appropriated for such purpose on a yearly basis. Participation in such leases presents the risk that an entity will not appropriate funds for lease payments. For this and other reasons, certificates of participation are generally not as liquid or marketable as other types of municipal obligations and are generally valued at par or less than par in the open market. To the extent that these securities are illiquid, they will be subject to each Tax-Exempt Fund's 15% limitation on investments in illiquid securities described below under "Managing Liquidity."

    Custodial receipts evidence the right to receive either specific future interest payments, principal payments or both on certain municipal obligations. Such obligations are held in custody by a bank on behalf of holders of the receipts. These custodial receipts are known by various names, including "Municipal Receipts," "Municipal Certificates of Accrual on Tax-Exempt Securities" or "M-CATS", and "Municipal Zero-Coupon Receipts."

    The Tax-Exempt Funds may also make privately arranged loans to municipal borrowers. Generally such loans are unrated, in which case they will be determined by a Fund's Adviser to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund. Such loans may be secured or unsecured and may have limited marketability or may be marketable only by virtue of a provision requiring repayment following demand by the lender. To the extent these securities are illiquid, they will be subject to each Tax-Exempt Fund's 15% limitation on investments in illiquid securities.

    In many cases, the Internal Revenue Service has not ruled on whether the interest received on a municipal obligation is tax-exempt and, accordingly, the purchase of such securities is based on the opinion of bond counsel or counsel to the issuers of such instruments. The Company and the Adviser rely on these opinions and do not intend to review the bases for them.

    Municipal obligations purchased by the Funds in some cases may be insured as to the timely payment of principal and interest. There is no guarantee, however, that the insurer will meet its obligations in the event of a default in payment by the issuer. In other cases, municipal obligations may be backed by letters of credit or guarantees issued by domestic or foreign banks or other financial institutions which are not subject to federal deposit insurance. Adverse developments affecting the banking industry generally or a particular bank or financial institution that has provided its credit or guarantee with respect to a municipal obligation held by a Fund could have an adverse effect on the Fund's portfolio and the value of its shares. As described below under "Foreign Securities," foreign letters of credit and guarantees involve certain risks in addition to those of domestic obligations.

    VARIABLE AND FLOATING RATE INSTRUMENTS

    Each Fund may purchase variable and floating rate instruments. Because of the absence of a market in which to resell a variable or floating rate instrument, a Fund might have trouble selling an instrument should the issuer default or during periods when the Fund is not permitted by agreement to demand payment of the instrument, and for this and other reasons a loss could occur with respect to the instrument.

    ASSET-BACKED SECURITIES

    The Total Return Bond Fund may purchase asset-backed securities, which are securities backed by installment sale contracts, credit card receivables or other assets. The yield characteristics of asset-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may be prepaid at any time because the underlying assets (i.e., loans) generally may be prepaid at any time. The prepayment rate is primarily a function of current market rates and conditions. In periods of rising interest rates, the rate of prepayment tends to increase. During periods of falling interest rates, the reinvestment of prepayment proceeds by the Fund will generally be at a lower rate than the rate on the prepaid obligation. Prepayments may also result in some loss of the Fund's principal investment if any premiums were paid. As a result of these yield characteristics, some high-yielding asset-backed securities may have less potential for growth in value than conventional bonds with comparable maturities. These characteristics may result in a higher level of price volatility for these assets under certain market conditions.

    Asset-backed securities are subject to greater risk of default during periods of economic downturn than conventional debt instruments and the holder frequently has no recourse against the entity that originated the security. In addition, the secondary market for certain asset-backed securities may not be as liquid as the market for other types of securities, which could result in the Fund experiencing difficulty in valuing or liquidating such securities. For these reasons, under certain circumstances, such instruments may be considered illiquid securities subject to the Fund's 15% limitation on illiquid investments described below under "Managing Liquidity."

    MORTGAGE-RELATED SECURITIES

    The Total Return Bond Fund may invest in mortgage-backed securities issued or guaranteed by U.S. Government agencies and private issuers. Such securities may include collateralized mortgage obligations ("CMOs") and U.S. Government stripped mortgage-backed securities ("SMBS").

    CMOs are a type of bond issued by non-governmental entities which provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. Issuers of CMOs frequently elect to be taxed as a pass-through entity known as a real estate mortgage investment conduit or REMIC. CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date.

    SMBS represent beneficial ownership interests in either periodic principal distributions ("principal-only") or interest distributions ("interest-only") on mortgage-backed certificates issued by a U.S. Government agency and representing interests in pools of mortgage loans. These principal-only or interest-only distributions are stripped from the underlying mortgage-backed security by private entities or by the agency that issued the mortgage-backed certificate.

    Mortgage-related securities involve risks similar to those described above under "Asset-Backed Securities," including prepayment risks. In addition, SMBS may exhibit greater price volatility and interest rate risk than other types of mortgage-related securities because of the manner in which their principal and interest are returned to investors.

    REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS

    Each Fund may buy portfolio securities subject to the seller's agreement to repurchase them at an agreed upon date and price. These transactions are known as repurchase agreements. Repurchase agreements involve the risk that the seller will fail to repurchase the securities as agreed. In that event, the Fund will bear the risk of possible loss due to adverse market action or delays in liquidating the underlying obligations. Repurchase agreements are considered to be loans under the Investment Company Act.

    Each Fund may borrow money for temporary purposes by entering into reverse repurchase agreements. Under these agreements, a Fund sells portfolio securities to a financial institution and agrees to buy them back at an agreed upon date and price. Reverse repurchase agreements may be used to meet redemption requests without selling portfolio securities. Reverse repurchase agreements involve the risk of counterparty default and possible loss of collateral held by the counterparty. Reverse repurchase agreements are considered to be borrowings under the Investment Company Act.

    WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS

    Each Fund may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions, which involve a commitment by a Fund to purchase or sell particular securities with payment and delivery taking place at a future date, permit the Fund to lock in a price or yield on a security it intends to purchase or sell, regardless of future changes in interest rates. The Fund will bear the risk, however, that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the delivery takes place. When-issued and forward commitment transactions are not expected to exceed 25% of the value of a Fund's total assets under normal circumstances. Because a Fund is required to set aside cash or liquid securities to satisfy these purchase commitments, a Fund's liquidity and ability to manage its portfolio might be affected during periods in which its commitments exceed 25% of the value of its assets. The Funds do not intend to engage in when-issued and forward commitment transactions for speculative purposes.

    STAND-BY COMMITMENTS

    Each Fund may acquire stand-by commitments under which a dealer agrees to purchase certain municipal obligations at a Fund's option at a price equal to their amortized cost value plus interest. These commitments will be used only to assist in maintaining a Fund's liquidity and not for trading purposes.

    SECURITIES LENDING

    Each Fund may lend its portfolio securities to broker-dealers and other institutions as a means of earning additional income. Although securities loans will be fully collateralized, such loans present risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral if the borrower of the securities fails financially. However, securities loans will be made only to parties the Adviser deems to be of good standing and will only be made if the Adviser believes the income to be earned from the loans justifies the risks.

    OTHER INVESTMENT COMPANIES

    Each Fund may invest in securities issued by other investment companies which invest in eligible quality, short-term debt securities, whether taxable or tax-exempt, and which seek to maintain a $1.00 net asset value per share, i.e., "money market" funds. Such investments will be made by a Fund in connection with the management of its daily cash position and will be subject to the requirements of applicable securities laws. When a Fund invests in another investment company, it pays a pro rata portion of the advisory and other expenses of that company as one of its shareholders. These expenses are in addition to the Fund's own expenses.

    FOREIGN SECURITIES

    There are risks and costs involved in investing in securities of foreign issuers (including foreign governments), which are in addition to the usual risks inherent in U.S. investments. Investments in foreign securities may involve higher costs than investments in U.S. securities, including higher transaction costs as well as the imposition of additional taxes by foreign governments. In addition, foreign investments may involve risks associated with the level of currency exchange rates, less complete financial information about the issuer, less market liquidity and political instability. Future political and economic developments, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign holdings, the possible difficulty in taking appropriate legal action in a foreign court, the possible establishment of exchange controls or the adoption of other governmental restrictions might adversely affect the payment of principal and interest on foreign obligations. Additionally, foreign banks and foreign branches of domestic banks may be subject to less stringent reserve requirements, and to different accounting, auditing and recordkeeping requirements.

    AMERICAN, EUROPEAN AND GLOBAL DEPOSITORY RECEIPTS

    Each Taxable Fund may invest up to 25% of its total assets in ADRs, EDRs, GDRs and similar securities. ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign issuer. EDRs, which are sometimes referred to as Continental Depository Receipts, are receipts issued in Europe typically by non-U.S. banks or trust companies and foreign branches of U.S. banks that evidence ownership of underlying foreign or U.S. securities. GDRs are depository receipts structured like global debt issues to facilitate trading on an international basis. These instruments may not be denominated in the same currency as the securities they represent. Investments in ADRs, EDRs and GDRs involve risks similar to those accompanying direct investments in foreign securities.

    FOREIGN CURRENCY EXCHANGE CONTRACTS

    Each Taxable Fund may from time to time use foreign currency exchange contracts to hedge against movements in the value of foreign currencies (including the European Currency Unit) relative to the U.S. dollar in connection with specific portfolio transactions or with respect to portfolio positions. A forward foreign currency exchange contract involves an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Foreign currency exchange contracts do not eliminate fluctuations in the values of portfolio securities but rather allow a Fund to establish a rate of exchange for a future point in time.

    OPTIONS

    Each Fund may write covered call options, buy put options, buy call options and sell, or "write," secured put options on particular securities or various securities indices. A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. A put option for a particular security gives the purchaser the right to sell the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. In contrast to an option on a particular security, an option on a securities index provides the holder with the right to make or receive a cash settlement upon exercise of the option.

    Options purchased by a Fund will not exceed 5%, and options written by a Fund will not exceed 25%, of its net assets. Options may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Unlisted options are not subject to the protections afforded purchasers of listed options issued by the Options Clearing Corporation which performs the obligations of its members if they default.

    Options trading is a highly specialized activity and carries greater than ordinary investment risk. Purchasing options may result in the complete loss of the amounts paid as premiums to the writer of the option. In writing a covered call option, a Fund gives up the opportunity to profit from an increase in the market price of the underlying security above the exercise price (except to the extent the premium represents such a profit). Moreover, it will not be able to sell the underlying security until the covered call option expires or is exercised or a Fund closes out the option. In writing a secured put option, a Fund assumes the risk that the market value of the security will decline below the exercise price of the option. The use of covered call and secured put options will not be a primary investment technique of any Fund.

    FUTURES AND RELATED OPTIONS

    Each Fund may invest to a limited extent in futures contracts and options on futures contracts in order to gain fuller exposure to movements of securities prices pending investment, for hedging purposes or to maintain liquidity. Futures contracts obligate a Fund, at maturity, to take or make delivery of certain securities or the cash value of a securities index. A Fund may not purchase or sell a futures contract (or related option) unless immediately after any such transaction the sum of the aggregate amount of margin deposits on its existing futures positions and the amount of premiums paid for related options is 5% or less of its total assets (after taking into account certain technical adjustments).

    Each Fund may also purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When a Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price at any time during the option period. When a Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised. In anticipation of a market advance, a Fund may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which that Fund intends to purchase. Similarly, if the value of a Fund's portfolio securities is expected to decline, the Fund might purchase put options or sell call options on futures contracts rather than sell futures contracts.

    More information regarding futures contracts and related options can be found in Appendix B to the Statement of Additional Information.

    MANAGING LIQUIDITY

    Disposing of illiquid investments may involve time-consuming negotiations and legal expenses, and it may be difficult or impossible to dispose of such investments promptly at an acceptable price. Additionally, the absence of a trading market can make it difficult to value a security. For these and other reasons the Funds will not knowingly invest more than 15% of the value of their respective net assets in illiquid securities. Illiquid securities include repurchase agreements and time deposits that do not permit a Fund to terminate them after seven days' notice, restricted securities and other securities for which market quotations are not readily available. Certain securities that might otherwise be considered illiquid, however, such as some issues of commercial paper and variable amount master demand notes with maturities of nine months or less and securities for which the Adviser has determined pursuant to guidelines adopted by the Company's Board of Directors that a liquid trading market exists (including certain securities that may be purchased by institutional investors under SEC Rule 144A) are not subject to this limitation. Investments in Rule 144A securities could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers were no longer interested in purchasing these restricted securities.

    RISK FACTORS ASSOCIATED WITH DERIVATIVE INSTRUMENTS

    Each Fund may purchase certain "derivative" instruments as described above under various headings. Derivative instruments are instruments that derive value from the performance of underlying assets, interest or currency exchange rates, or indices, and include, but are not limited to, futures contracts, options, forward foreign currency contracts, participation certificates, custodial receipts, and structured debt obligations (including collateralized mortgage obligations and other types of asset-backed securities, "stripped" securities and various floating rate instruments).

    Derivative instruments present, to varying degrees, market risk that the performance of the underlying assets, exchange rates or indices will decline; credit risk that the dealer or other counterparty to the transaction will fail to pay its obligations; volatility and leveraging risk that, if interest or exchange rates change adversely, the value of the derivative instrument will decline more than the assets, rates or indices on which it is based; liquidity risk that a Fund will be unable to sell a derivative instrument when it wants because of lack of market depth or market disruption; pricing risk that the value of a derivative instrument will not correlate exactly to the value of the underlying assets, rates or indices on which it is based; and operations risk that loss will occur as a result of inadequate systems and controls, human error or otherwise. Some derivative instruments are more complex than others, and for those instruments that have been developed recently, data are lacking regarding their actual performance over complete market cycles.

    The Adviser will evaluate the risks presented by the derivative instruments purchased by a Fund, and will determine, in connection with its day-to-day management of the Fund, how they will be used in furtherance of the Fund's investment objective. It is possible, however, that the Adviser's evaluations will prove to be inaccurate or incomplete and, even when accurate and complete, it is possible that a Fund will, because of the risks discussed above, incur loss as a result of its investments in derivative instruments.

    OTHER RISK CONSIDERATIONS

    As with an investment in any mutual fund, an investment in the Funds entails market and economic risks associated with investments generally. However, there are certain specific risks of which you should be aware.

    Generally, the market value of fixed income securities in the Funds can be expected to vary inversely to changes in prevailing interest rates. You should recognize that in periods of declining interest rates the market value of investment portfolios comprised primarily of fixed income securities will tend to increase, and in periods of rising interest rates the market value will tend to decrease. You should also recognize that in periods of declining interest rates, the yields of investment portfolios comprised primarily of fixed income securities will tend to be higher than prevailing market rates and, in periods of rising interest rates, yields will tend to be somewhat lower. Each Tax-Exempt Fund may purchase zero-coupon bonds (i.e., discount debt obligations that do not make periodic interest payments). Zero-coupon bonds are subject to greater market fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest. Debt securities with longer maturities, which tend to produce higher yields, are subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities. Changes in the financial strength of an issuer or changes in the ratings of any particular security may also affect the value of these investments. Fluctuations in the market value of fixed income securities subsequent to their acquisition will not affect cash income from such securities but will be reflected in a Fund's net asset value.

    Each Tax-Exempt Fund may invest in municipal obligations that are private activity bonds the interest on which is subject to the federal alternative minimum tax. Investments in such securities will be subject to a Fund's 20% limitation on taxable investments. Although neither Tax-Exempt Fund presently intends to do so on a regular basis, each Fund may invest 25% or more of its assets in industrial development bonds issued before August 7, 1986 that are not subject to the federal alternative minimum tax, and in municipal obligations the interest on which is paid solely from revenues of similar projects. When a Tax-Exempt Fund's assets are concentrated in obligations payable from revenues on similar projects or in industrial development bonds, the Fund will be subject to the particular risks (including legal and economic conditions) presented by such securities to a greater extent than it would be if its assets were not so concentrated. Furthermore, payment of municipal obligations held by a Tax-Exempt Fund relating to certain projects may be secured by mortgages or deeds of trust. In the event of a default, enforcement of a mortgage or deed of trust may be delayed and the amount of the proceeds received may not be enough to pay the principal and accrued interest on the defaulted municipal obligations.

    PORTFOLIO TURNOVER

    A Fund may sell a portfolio security soon after it is purchased if the Adviser believes that a sale is consistent with the Fund's investment objective. A high rate of portfolio turnover involves correspondingly greater brokerage commission expenses, tax consequences (including the possible realization of additional taxable capital gains and income) and other transaction costs, which must be borne directly by the Fund involved and ultimately by its shareholders. Although no Fund can accurately predict its annual portfolio turnover rate, it is not expected to exceed 100% for any of the Funds.

FUNDAMENTAL LIMITATIONS

    Each Fund's investment objective discussed above may be changed by the Company's Board of Directors without shareholder approval, although shareholders will be given at least 30 days' written notice before such a change occurs. Unless otherwise noted, each Fund's investment policies discussed above also may be changed by the Company's Board of Directors without shareholder approval. However, each Fund also has in place certain investment limitations that are "fundamental," which means that they may not be changed for a Fund without the approval of a majority of that Fund's outstanding shares. Some of these fundamental limitations are summarized below, and all of the Funds' fundamental limitations are set out in full in the Statement of Additional Information.

      1. A Fund may not purchase securities (with certain exceptions, including U.S. Government securities) if more than 5% of its total assets will be invested in the securities of any one issuer, except that up to 25% of the total assets of each Fund can be invested without regard to this 5% limitation.

      2. A Fund may not invest 25% or more of its total assets in one or more issuers conducting their principal business activities in the same industry, subject to certain exceptions.

      3. A Fund may not borrow money except for temporary purposes in amounts up to 10% of its total assets at the time of such borrowing. Whenever borrowings exceed 5% of a Fund's total assets, the Fund will not make any further investments.

  If a percentage limitation is met at the time an investment is made, a subsequent change in that percentage resulting from a change in value of a Fund's portfolio securities does not mean that the limitation has been violated.

INVESTING IN THE FUNDS

GETTING YOUR INVESTMENT STARTED

    Investing in the Funds is quick and convenient. Shares of the Funds may be purchased either through the account you maintain with certain financial institutions or directly through the Company. Fund shares are distributed by BISYS Fund Services Limited Partnership (called the "Distributor"). The Distributor's principal offices are located at 3435 Stelzer Road, Columbus, Ohio 43219-3035.

    Customers of Mercantile-Safe Deposit and Trust Company and its affiliated and correspondent banks and customers of affiliates of State Street Bank and Trust Company (referred to as the "Banks") may purchase Fund shares through their qualified accounts at such Banks and should contact the Banks directly for appropriate purchase instructions. Should you wish to establish an account directly through the Company, please refer to the purchase options described under "Opening and Adding to Your Fund Account."

    Payments for Fund shares must be in U.S. dollars and should be drawn on a U.S. bank. Please remember that the Company reserves the right to reject any purchase order, including purchase orders accompanied by foreign and third party checks.

HOW TO BUY FUND SHARES

    MINIMUM INVESTMENTS

    Each Fund generally requires a $25,000 minimum initial investment. Subsequent investments must be a minimum of $100. The minimum investment requirements do not apply to purchases by Banks acting on behalf of their customers and the Banks do not impose a minimum initial or subsequent investment requirement for shares purchased on behalf of their customers. The Company reserves the right to waive these minimums in other instances.

    OPENING AND ADDING TO YOUR FUND ACCOUNT

    Direct investments in the Funds may be made in a number of different ways, as shown in the following chart. Simply choose the method that is most convenient for you. Any questions you have may be answered by calling 1-800-551-2145. As described above under "Getting Your Investment Started," you may also purchase Fund shares through the Banks.

                  TO OPEN AN ACCOUNT              TO ADD TO AN ACCOUNT

BY MAIL           . Complete a Purchase           . Make your check payable to
                    Application and mail it         the particular Fund in
                    along with a check payable      which you are investing
                    to the particular Fund you      and mail it to the address
                    want to invest in to:           at left.


                    M.S.D. & T. Funds, Inc. P.O.  . Please include your
                    Box 8515 Boston, MA 02266-      account number on your
                    8515.                           check.

                    To obtain a Purchase
                    Application, call 1-800-
                    551-2145

-------------------------------------------------------------------------------
BY WIRE           . Before wiring funds,          . Instruct your bank to wire
                    please call 1-800-551-2145      Federal funds to: State
                    for complete wiring             Street Bank and Trust
                    instructions.                   Company, Boston,
                                                    Massachusetts, Bank
                                                    Routing No. 011-0000-28,
                                                    M.S.D. & T. Deposit A/C
                                                    No. 99046435.

                  . Promptly complete a
                    Purchase Application and
                    forward it to:


                                                  . Be sure to include your
                                                    name and your Fund account
                                                    number.
                    M.S.D. & T. Funds, Inc. P.O.
                    Box 8515 Boston, MA 02266-
                    8515

                                                  . The wire should indicate
                                                    that you are making a
                                                    subsequent purchase as
                                                    opposed to opening a new
                                                    account.

                   Consult your bank for information on remitting funds by wire and associated bank charges.

                   YOU MAY USE OTHER INVESTMENT OPTIONS, INCLUDING AUTOMATIC INVESTMENTS, EXCHANGES AND DIRECTED REINVESTMENTS, TO INVEST IN YOUR FUND ACCOUNT. PLEASE REFER TO THE SECTION BELOW ENTITLED "SHAREHOLDER SERVICES" FOR MORE
                   INFORMATION.

-------------------------------------------------------------------------------

    EXPLANATION OF SALES PRICE

    The public offering price for shares of a Fund is based upon net asset value per share. A Fund will calculate its net asset value per share by adding the value of a Fund's investments, cash and other assets, subtracting the Fund's liabilities, and then dividing the result by the number of shares of the Fund that are outstanding. This process is sometimes referred to as "pricing" a Fund's shares.

    The assets of the Funds are valued at market value or, if market quotes cannot be readily obtained, at fair value as determined by the Adviser under the supervision of the Company's Board of Directors. Debt securities held by the Funds that have sixty days or less until they mature are valued at amortized cost, which generally approximates market value. More information about valuation can be found in the Funds' Statement of Additional Information, which you may request by calling 1-800-551-2145.

    Net asset value is computed as of the close of regular trading hours on the New York Stock Exchange (the "Exchange") (currently 4:00 p.m. Eastern
Time) each weekday, with the exception of those holidays on which the Federal Reserve Bank of Cleveland, the purchasing Bank (if applicable), the Funds' Adviser, transfer agent or custodian or the Exchange is closed. The Funds currently observe the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

    Shares of the Funds are sold at the public offering price per share next computed after receipt of a purchase order by State Street Bank and Trust Company, the Funds' transfer agent (the "Transfer Agent"). Purchase orders will be accepted by the Transfer Agent only on a day on which the shares of a Fund are priced ("Business Day").

    If you purchase shares of a Fund through a Bank, the Bank is responsible for transmitting your purchase order and required funds to the Transfer Agent on a timely basis. If the Transfer Agent receives your purchase order from a Bank on a Business Day prior to the close of regular trading hours (currently 4:00 P.M. Eastern Time) on the Exchange, your Fund shares will be purchased at the public offering price calculated at the close of regular trading hours on that day provided that the Fund's custodian receives payment on the next Business Day in immediately available funds. If such payment is not received on the next Business Day, the Bank which submitted the order will be notified that the order has not been accepted.

    If you purchase shares of a Fund directly through the Company and if your purchase order, in proper form and accompanied by payment, is received by the Transfer Agent on a Business Day prior to the close of regular trading hours on the Exchange, your Fund shares will be purchased at the public offering price calculated at the close of regular trading hours on that day. Otherwise, your Fund shares will be purchased at the public offering price next calculated after the Transfer Agent receives your purchase order in proper form with the required payment.

    On a Business Day when the Exchange closes early due to a partial holiday or otherwise, the Company reserves the right to advance the times at which purchase orders must be received in order to be processed on that Business Day.

HOW TO SELL FUND SHARES

    You can arrange to get money out of your Fund account by selling some or all of your shares. This process is known as "redeeming" your shares. If you purchased your shares through an account at a Bank, you may redeem shares in accordance with the instructions pertaining to that account. If you purchased your shares directly from the Company, you have the ability to redeem shares by any of the methods described below.

                               TO REDEEM SHARES
                               ----------------

BY MAIL                        . Send a written request to M.S.D. & T. Funds,
                                 Inc., P.O. Box 8515, Boston, MA 02266-8515.

                               . Your written request must
                                 --be signed by each account holder;
                                 --state the number or dollar amount of shares
                                   to be redeemed and identify the specific
                                   Fund;
                                 --include your account number.

                               . Signature guarantees are required
                                 --for any redemption requests over $100,000;
                                 --for any redemption request where the
                                   proceeds are to be sent to someone other than the shareholder of record or to an address other than the address of record.

-------------------------------------------------------------------------------
BY WIRE                        . Call 1-800-551-2145. You will need to provide
(available only if you           the account name, account number, name of
checked the appropriate          Fund and amount of redemption ($1,000 minimum
box on the Purchase              per transaction).
Application)
                               . If you have already opened your account and
                                 would like to have the wire redemption
                                 feature, send a written request to: M.S.D. &
                                 T. Funds, Inc., P.O. Box 8515, Boston, MA
                                 02266-8515. The request must be signed (and signatures guaranteed) by each account owner.

                               . To change bank instructions, send a written
                                 request to the above address. The request must be signed (and signatures guaranteed) by each account owner.

-------------------------------------------------------------------------------
BY TELEPHONE                   . Call 1-800-551-2145. You will need to provide
(available only if you           the account name, account number, name of
checked the appropriate          Fund and amount of redemption.
box on the Purchase
Application)                   . If you have already opened your account and
                                 would like to add the telephone redemption feature, send a written request to: M.S.D. &
                                 T. Funds, Inc., P.O. Box 8515, Boston, MA
                                 02266-8515. The request must be signed (and signatures guaranteed) by each account owner.

                      OTHER REDEMPTION OPTIONS, INCLUDING EXCHANGES AND SYSTEMATIC WITHDRAWALS, ARE ALSO AVAILABLE. PLEASE REFER TO THE SECTION BELOW ENTITLED "SHAREHOLDER SERVICES" FOR MORE INFORMATION.

-------------------------------------------------------------------------------

    EXPLANATION OF REDEMPTION PRICE

    Redemption orders received in proper form by the Transfer Agent are processed at their net asset value per share next determined after receipt. On a Business Day when the Exchange closes early due to a partial holiday or otherwise, the Company reserves the right to advance the time at which redemption orders must be received in order to be processed on that Business Day.

    Redemption proceeds generally will be wired or sent to the shareholder(s) of record within three Business Days after receipt of the redemption order. However, the Company reserves the right to wire or send redemption proceeds within seven days after receiving the redemption order if the Adviser believes that earlier payment would adversely affect the Company. If you purchased your shares directly through the Company, your redemption proceeds will be sent by check unless you otherwise direct the Company or the Transfer Agent. The Automated Clearing House ("ACH") system may also be utilized for payment of redemption proceeds. In unusual circumstances, the Company may pay redemption proceeds in readily marketable portfolio securities having a market value equal to the redemption price.

    Banks are responsible for transmitting their customers' redemption orders to the Transfer Agent and crediting their customers' accounts with redemption proceeds on a timely basis. No charge is imposed by the Company for wiring redemption proceeds, although the Banks may charge their customers' accounts directly for redemption and other services. In addition, if a customer has agreed with a Bank to maintain a minimum cash balance in his or her account maintained with the Bank and the balance falls below that minimum, the customer may be obliged to redeem some or all of the Fund shares held in the account in order to maintain the required minimum balance.

    The Company imposes no charge when you redeem shares. The value of the shares you redeem may be more or less than your cost, depending on a Fund's current net asset value.

    OTHER PURCHASE AND REDEMPTION INFORMATION

    Federal regulations require that you provide a certified taxpayer identification number whenever you open or reopen an account.

    Shareholders who purchased Fund shares directly through the Company should note that if an account balance falls below $500 as a result of redemptions and is not increased to at least $500 within 60 days after notice, the account may be closed and the proceeds sent to the shareholder.

    If you purchased shares by wire, you must file a Purchase Application with the Transfer Agent before any of those shares can be redeemed. You should contact your bank for information about sending and receiving funds by wire, including any charges by your bank for these services. The Company may decide at any time to change the minimum amount per transaction for redemption of shares by wire or to no longer permit wire redemptions.

    You may choose to initiate certain transactions by telephone. The Company and its agents will not be responsible for any losses resulting from unauthorized transactions when reasonable procedures to verify the identity of the caller are followed. To the extent that the Company does not follow such procedures, it and/or its agents may be responsible for any unauthorized transactions.

    The Company reserves the right to refuse a telephone redemption if it believes it is advisable to do so. Procedures for redeeming shares by telephone may be modified or terminated by the Company at any time. It may be difficult to reach the Company by telephone during periods of unusual market activity. If this happens, you may redeem your shares by mail as described above.

    The Company may suspend the right of redemption or postpone the date of payment upon redemption (as well as suspend the recordation of the transfer of its shares) for such periods as permitted under the Investment Company Act.

    Certain redemption requests and other communications with the Company require a signature guarantee. Signature guarantees are designed to protect both you and the Company from fraud. To obtain a signature guarantee you should visit a financial institution that participates in the Stock Transfer Agents Medallion Program ("STAMP"). Guarantees must be signed by an authorized person at one of these institutions and be accompanied by the words "Signature Guaranteed." A notary public cannot provide a signature guarantee.

SHAREHOLDER SERVICES

  The Company provides a variety of ways to make managing your investments more convenient. Some of these options require you to request them on the Purchase Application or you may request them after opening an account by calling 1-800-551-2145. Except for retirement plans, these options are available only to shareholders who purchase their Fund shares directly through the Company.

RETIREMENT PLANS

    Shares of each Taxable Fund may be purchased in connection with certain tax-sheltered retirement plans, including individual retirement accounts. Shares may also be purchased in connection with profit-sharing plans, section 401(k) plans, money purchase pension plans and target benefit plans. Further information about how to participate in these plans, the fees charged, the limits on contributions and the services available to participants in such plans can be obtained from the Company. To invest through any tax-sheltered retirement plan, please call the Company at 1-800-551-2145 for information and the required separate application. You should consult with a tax adviser to determine whether a tax-sheltered retirement plan is available and/or appropriate for you.

EXCHANGE PRIVILEGE

    Shares of a Fund may be exchanged for shares of another Fund or for shares of one of the other portfolios offered by the Company. You may exchange shares by mail at the address provided above under "How To Buy Shares--Opening and Adding to Your Fund Account" or by telephone at 1-800-551-2145. If you are opening a new account in a different Fund or portfolio by exchange, the exchanged shares must be at least equal in value to the minimum investment for the Fund or portfolio in which the account is being opened.

    You should read the prospectus for the Fund or portfolio into which you are exchanging. Exchanges will be processed only when the shares being offered can legally be sold in your state. Exchanges may have tax consequences for you. Consult your tax adviser for further information.

    To elect the exchange privilege after you have opened a Fund account, or for further information about the exchange privilege, call 1-800-551-2145. The Company reserves the right to reject any exchange request. The Company may modify or terminate the exchange privilege, but will not materially modify or terminate it without giving shareholders 60 days' notice.

AUTOMATIC INVESTMENT PLAN

    One easy way to pursue your financial goals is to invest money regularly. The Company offers an Automatic Investment Plan--a convenient service that lets you transfer money from your bank account into your Fund account automatically on a regular basis. At your option, your bank account will be debited in a particular amount ($100 minimum) that you have specified, and Fund shares will automatically be purchased on the 15th day of each month or, if that day is not a Business Day, on the preceding Business Day. Your bank account must be maintained at a domestic financial institution that is an ACH member. You will be responsible for any loss or expense to the Funds if an ACH transfer is rejected. To select this option, or for more information, please call 1-800-551-2145.

    The Automatic Investment Plan is one means by which you may use "Dollar Cost Averaging" in making investments. Dollar Cost Averaging can be useful in investing in portfolios such as the Funds whose price per share fluctuates. Instead of trying to time market performance, a fixed dollar amount is invested in Fund shares at predetermined intervals. This may help you to reduce your average cost per share because the agreed upon fixed investment amount allows more shares to be purchased during periods of lower share prices and fewer shares during periods of higher prices. In order to be effective, Dollar Cost Averaging should usually be followed on a sustained, consistent basis. You should be aware, however, that shares bought using Dollar Cost Averaging are made without regard to their price on the day of investment or to market trends. In addition, while you may find Dollar Cost Averaging to be beneficial, it will not prevent a loss if you ultimately redeem your shares at a price which is lower than their purchase price.

SYSTEMATIC WITHDRAWALS

    The Company offers a convenient way of withdrawing money from your Fund account. You may request regular monthly, quarterly, semi-annual or annual withdrawals in any amount of $100 or more. The withdrawal will be made on the last Business Day of the period you select and distributed in cash or reinvested in shares of another Fund or portfolio offered by the Company. To elect this option, or for more information, please call 1-800-551-2145.

DIRECTED REINVESTMENTS

    Generally, dividends and capital gain distributions are automatically reinvested in shares of the Fund from which the dividends and distributions are paid. You may elect, however, to have your dividends and capital gain distributions automatically reinvested in shares of another Fund or portfolio offered by the Company. To elect this option, or for more information, please call 1-800-551-2145.

DIVIDENDS AND DISTRIBUTIONS

  Shareholders receive dividends and net capital gain distributions. Dividends for each Fund are derived from its net investment income. A Fund realizes capital gains whenever it sells securities for a higher price than it paid for them.

  Shares in each Fund begin earning dividends on the day a purchase order is processed and continue earning dividends through and including the day before the shares are redeemed. If you purchased your Fund shares through a Bank, your dividends and distributions will be paid in cash and wired to your Bank. If you purchased your shares directly from the Company, your dividends and distributions will be automatically reinvested in additional shares of the Fund on which the dividend or distribution was declared unless you notify the Company in writing that you wish to receive dividends and/or distributions in cash. If you have elected to receive dividends and/or distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, you will be deemed to have rescinded your election to receive dividends and/or distributions in cash and your dividends and distributions will be automatically reinvested in additional shares. No interest will accrue on amounts represented by uncashed dividend and/or distribution checks.

                             DISTRIBUTION SCHEDULE

-------------------------------------------------------------------------------

FUND                          DIVIDENDS                    CAPITAL GAINS
----                          ---------                    -------------
Equity Income and  Declared and paid monthly.       Declared and paid annually.
Equity Growth

Total Return       Declared daily and paid monthly. Declared and paid annually.
Bond,
National Tax-
Exempt Bond and
Intermediate Tax-
Exempt Bond

-------------------------------------------------------------------------------

TAX INFORMATION

    As with any investment, you should consider the tax implications of an investment in the Funds. The following briefly summarizes some of the important tax considerations generally affecting the Funds and their shareholders. You should consult your tax adviser with specific reference to your own tax situation, including the applicability of any state and local taxes. You will be advised at least annually regarding the federal tax treatment of dividends and distributions paid to you.

FEDERAL

    Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If a Fund qualifies, it generally will be relieved of federal income tax on amounts distributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on distributions (except distributions that are "exempt interest dividends" or are treated as a return of capital), regardless of whether the distributions are paid in cash or reinvested in additional shares.

    Distributions paid out of a Fund's "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, of any Fund, and out of the portion of such net capital gain that constitutes mid-term capital gain, will be taxed to shareholders as long-term capital gain or mid-term capital gain as the case may be, regardless of the length of time a shareholder holds the shares. All other distributions, to the extent taxable, are taxed to shareholders as ordinary income.

    Dividends paid by the Equity Income and Equity Growth Fund will be eligible for the dividends received deduction allowed to certain corporations only to the extent of the total qualifying dividends received by a Fund from domestic corporations for a taxable year. Corporate shareholders will have to take into account the entire amount of any dividend received in making certain adjustments for federal alternative minimum tax purposes. The dividends received deduction is not available for capital gain dividends.

    Each Tax-Exempt Fund intends to pay substantially all of its dividends as "exempt interest dividends." However, taxpayers are required to report the receipt of "exempt interest dividends" on their federal income tax returns, and in two circumstances such amounts, while exempt from regular federal income tax, are taxable to persons subject to alternative minimum and environmental taxes. First, "exempt interest dividends" derived from certain private activity bonds issued after August 7, 1986 generally will constitute an item of tax preference for corporate and non-corporate taxpayers in determining alternative minimum tax and environmental tax liability. Second, "exempt interest dividends" must be taken into account by corporate taxpayers in determining certain adjustments for alternative minimum tax purposes. Shareholders who are recipients of Social Security Act or Railroad Retirement Act benefits should note that "exempt interest dividends" will be taken into account in determining the taxability of their benefit payments.

    Each Tax-Exempt Fund will determine annually the percentages of its net investment income which are exempt from the regular federal income tax, which constitute an item of tax preference for federal alternative minimum tax purposes, and which are fully taxable. These percentages will apply uniformly to all distributions declared from net investment income during that year and may differ significantly from the actual percentages for any particular day.

    Dividends declared in December of any year payable to shareholders of record on a specified date in those months will be deemed to have been received by the shareholders on December 31 of such year, if the dividends are paid during the following January.

    An investor considering buying shares on or just before a dividend record date should be aware that the amount of the forthcoming dividend payment, although in effect a return of capital, will be taxable.

    A taxable gain or loss may be realized by a shareholder upon the redemption or transfer of shares depending upon their tax basis and their price at the time of redemption or transfer.

    Any loss upon the sale or exchange of shares held for six months or less will be disallowed for federal income tax purposes to the extent of any exempt interest dividends received by the shareholder.

    This is not an exhaustive discussion of applicable tax consequences, and investors may wish to contact their tax advisers concerning investments in the Funds. Except as discussed below, dividends paid by each Fund may be taxable to investors under state or local law as dividend income even though all or a portion of the dividends may be derived from interest on obligations which, if realized directly, would be exempt from such income taxes. In addition, future legislative or administrative changes or court decisions may materially affect the tax consequences of investing in a Fund. Shareholders who are non-resident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to different U.S. federal income tax treatment.

MANAGEMENT OF THE COMPANY

    The business of the Company is managed under the general supervision of the Company's Board of Directors. The Statement of Additional Information contains information about the Board of Directors.

    The Company has also employed a number of professionals to provide investment management and other important services to the Funds. Mercantile-Safe Deposit and Trust Company ("Mercantile") serves as the Funds' investment adviser and administrator and has its principal offices at Two Hopkins Plaza, Baltimore, Maryland 21201. BISYS Fund Services Limited Partnership, a wholly-owned subsidiary of The BISYS Group, Inc., located at 3435 Stelzer Road, Columbus, Ohio 43219-3035, is the registered broker-dealer that sells the Funds' shares, and BISYS Fund Services Ohio, Inc., also a wholly-owned subsidiary of The BISYS Group, Inc. and located at the same address, provides fund accounting services to the Funds. The Funds also have a custodian, The Fifth Third Bank, located at 38 Fountain Square Plaza, Cincinnati, Ohio 45263, and a transfer and dividend disbursing agent, State Street Bank and Trust Company, located at Two Heritage Drive, North Quincy, Massachusetts 02171.

INVESTMENT ADVISER

    Mercantile is the lead bank of Mercantile Bankshares Corporation, a multi-bank holding company organized in Maryland in 1969. Mercantile manages the investment portfolios of the Funds, including selecting portfolio investments and making purchase and sale orders. Mercantile and its predecessors have been in the business of managing the investments of fiduciary and other accounts in the Baltimore area since 1864. As of June 30, 1997, Mercantile had approximately $11.4 billion in assets under active management.

    A Fund's portfolio manager is primarily responsible for the day-to-day management of a Fund's investments.

 . The organizational arrangements of Mercantile require that all investment decisions with respect to the Equity Income Fund and Equity Growth Fund be made by a committee, and no one person is primarily responsible for making recommendations to that committee. The committee members are:

  . George S. Michaels, C.F.A., Senior Vice President of Mercantile, has managed institutional equity portfolios at Mercantile during the past twenty-nine years.

  . J. Patrick Bradley, Senior Vice President of Mercantile, is responsible for economic analysis and security selection at Mercantile. In addition, he is Chairman of the Investment Strategy Committee at Mercantile. Mr. Bradley has been at Mercantile since 1997. Prior to joining Mercantile, he was the Director of Economic and Investment Research at PNC Bank. Mr. Bradley has sixteen years of investment experience.

  . Glenn E. Ross, Senior Vice President of Mercantile, has been responsible for quantitative analysis on equity securities at Mercantile during the past sixteen years.

  . Charles W. Brooks, Jr., C.F.A., Vice President of Mercantile, is responsible for the management of equity selection at Mercantile. Mr. Brooks has been at Mercantile since 1993. Prior to joining Mercantile, he was Vice President at Robert Torray and Company. Mr. Brooks has thirty-five years of investment experience.

  . Charles G. Rishell, C.F.A., Vice President of Mercantile, has been responsible for the management of institutional equity portfolios during the past twenty one years.

  . J. Jordan Schlick, C.F.A., Assistant Vice President of Mercantile, is responsible for equity security analysis. Mr. Schlick has been at Mercantile since 1994. Prior to joining Mercantile, he was a Portfolio Manager at First Maryland Bancorp. Mr. Schlick has 10 years of investment experience.

 . The Total Return Bond Fund is managed by Kevin J. Dachille, Senior Vice
  President of Mercantile. During the past nineteen years, Mr. Dachille has managed institutional fixed income portfolios at Mercantile, including pension plans, endowment funds and self-insurance funds.

 . The organizational arrangements of Mercantile require that all investment decisions with respect to the National Tax-Exempt Bond Fund and Intermediate Tax-Exempt Bond Fund be made by a committee, and no one person is primarily responsible for making recommendations to that committee.

ADMINISTRATOR

    Mercantile also serves as the Funds' administrator and generally assists in all aspects of their operation and administration, including maintaining the Funds' offices, coordinating the preparation of reports to shareholders, preparing filings with state securities commissions, coordinating federal and state tax returns, and performing other administrative functions.

EXPENSES

    The Funds incur certain expenses in order to support the services described above, as well as other matters essential to the operation of the Funds. Expenses are paid out of a Fund's assets and thus are reflected in the Fund's dividends and net asset value, but they are not billed directly to you or deducted from your account.

    In its capacity as investment adviser, Mercantile is entitled to advisory fees that are calculated daily and paid monthly at the annual rates of .60% of the average daily net assets of the Equity Income Fund, .60% of the average daily net assets of the Equity Growth Fund, .35% of the average daily net assets of the Total Return Bond Fund, .50% of the average daily net assets of the National Tax-Exempt Bond Fund, and .50% of the average daily net assets of the Intermediate Tax-Exempt Bond Fund.

    In its capacity as administrator, Mercantile is also entitled to an administration fee, computed daily and paid monthly, at the annual rate of
 .125% of the average daily net assets of each Fund.

    The Funds also bear other operating expenses in connection with their operations, including organizational costs; taxes; interest; fees (including fees paid to the Company's directors and officers); SEC fees; state securities qualification fees; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; charges of the custodian, transfer agent and fund accountant; certain insurance premiums; outside auditing and legal expenses; fees of independent pricing services; costs of shareholders' reports and shareholder meetings; fees of industry organizations such as the Investment Company Institute; and any extraordinary expenses. The Funds also pay for brokerage fees and commissions, if any, in connection with the purchase of their portfolio securities.

FEE WAIVERS

    Expenses can be reduced by voluntary fee waivers and expense reimbursements by Mercantile and the Funds' other service providers. The amount of the fee waivers may be changed at any time at the sole discretion of Mercantile with respect to advisory and administration fees, and by the Funds' other service providers, with respect to all other fees. As to any amounts voluntarily waived or reimbursed, the service providers retain the ability to be reimbursed by a Fund for such amounts prior to fiscal year-end. Such waivers and reimbursements would increase the return to investors when made but would decrease the return if a Fund were required to reimburse a service provider.

OTHER INFORMATION CONCERNING THE COMPANY AND ITS SHARES

    The Company was incorporated in Maryland on March 7, 1989 and is a mutual fund of the type known as an "open-end management investment company." The Company's charter authorizes the Board of Directors to issue up to 10,000,000,000 full and fractional shares of capital stock ($.001 par value per share) and to classify or reclassify any unissued shares into one or more classes of shares. Pursuant to this authority, the Board of Directors has authorized the issuance of one class of shares in each Fund. The Board of Directors has also authorized the issuance of additional classes of shares representing interests in other investment portfolios of the Company. For information regarding these other portfolios, call 1-800-551-2145.

    Shareholders are entitled to one vote for each full share held, and a proportionate fractional vote for each fractional share held. Shares of all portfolios of the Company vote together and not by portfolio or class, unless otherwise required by law or permitted by the Board of Directors. The Company does not currently intend to hold annual shareholder meetings unless it is required to do so by the Investment Company Act or other applicable law.

PERFORMANCE REPORTING

    Performance information provides you with a method of measuring and monitoring your investments. This section will help you to understand the various terms that are commonly used to describe a Fund's performance. You may see references to these terms in newsletters, advertisements and shareholder communications. These publications may also include comparisons of a Fund's performance to the performance of various indices and investments for which reliable performance data are available and to averages, performance rankings or other information compiled by recognized mutual fund statistical services.

     . Aggregate total return reflects the total percentage change in the value of an investment in a Fund over a specified measuring period.

     . Average annual total return represents the average annual percentage change in the value of an investment in a Fund over a specified measuring period. It is calculated by taking the aggregate total return for the measuring period and determining what constant annual return would have produced the same aggregate return. Average annual returns for more than one year tend to smooth out variations in a Fund's return and are not the same as actual annual results.

       Both methods of calculating total return assume that during the period you have reinvested Fund dividends and distributions in additional Fund shares.

     . Yield shows the rate of income a Fund earns on its investments as a percentage of its share price. It is calculated by dividing the Fund's net investment income for a 30-day period by the product of the average daily number of shares entitled to receive dividends and the Fund's net asset value per share at the end of the 30-day period. The result is then annualized. This represents the amount you would earn if you remained invested in a Fund for a year and the Fund continued to have the same yield for the year. Yield does not include changes in net asset value.

     . Tax-Equivalent Yield of each Tax-Exempt Fund shows the level of taxable yield needed to produce an after-tax yield equivalent to the Fund's tax-free yield. It is calculated by increasing Fund's yield by the amount necessary to reflect the payment of federal income taxes at a stated tax rate. A Tax-Exempt Fund's tax-equivalent yield will always be higher than its yield.

    Any fees charged by a Bank directly to your account in connection with an investment in a Fund will not be included in the Fund's calculations of yield and/or total return.

    Performance quotations of a Fund represent its past performance, and you should not consider them representative of future results. The investment return and principal value of an investment in a Fund will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Since performance will fluctuate, you cannot necessarily compare an investment in Fund shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time.

MISCELLANEOUS

    As used in this Prospectus, a "vote of the holders of a majority of the outstanding shares" of the Company or a particular Fund, with respect to the approval of the Fund's investment advisory agreement or a change in a fundamental investment policy of the Fund, means the affirmative vote of the lesser of (a) 50% or more of the outstanding shares of the Company or such Fund or (b) 67% or more of the shares of the Company or such Fund present at a meeting if more than 50% of the outstanding shares of the Company or such Fund are represented at the meeting in person or by proxy.

    The Company or your Bank will send you a statement of your account quarterly and a confirmation after every transaction that affects your share balance or your account registration. A statement with tax information will be mailed to you by January 31 of each year and filed with the Internal Revenue Service. At least twice a year, you will receive financial statements in the form of Annual and Semi-Annual Reports of the Funds.

    If you have any questions concerning the Company or any of the Funds, please call 1-800-551-2145.

                               ----------------

    NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY, THE FUNDS OR THEIR DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE COMPANY, THE FUNDS OR THEIR DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

SERVICE PROVIDERS:

Management and support services are provided to M.S.D. & T. Funds, Inc. by several organizations. A complete discussion of service providers and their respective fees is provided in this Prospectus.

INVESTMENT ADVISER AND ADMINISTRATOR:

MERCANTILE-SAFE DEPOSIT AND TRUST COMPANY
Baltimore, Maryland

CUSTODIAN:

The Fifth Third Bank
Cincinnati, Ohio

TRANSFER AGENT:

State Street Bank and Trust Company
Boston, Massachusetts

DISTRIBUTOR:

BISYS Fund Services Limited Partnership
Columbus, Ohio

In considering this investment please read this Prospectus carefully.

SHARES OF THE FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED, ENDORSED OR OTHERWISE SUPPORTED BY MERCANTILE-SAFE DEPOSIT AND TRUST COMPANY, ITS PARENT COMPANY OR ITS AFFILIATES, AND ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                            M.S.D. & T. FUNDS, INC.

                              EQUITY INCOME FUND
                              EQUITY GROWTH FUND
                            TOTAL RETURN BOND FUND
                         NATIONAL TAX-EXEMPT BOND FUND
                       INTERMEDIATE TAX-EXEMPT BOND FUND

                             CROSS REFERENCE SHEET
                             ---------------------

                            Pursuant to Rule 485(a)
                       under the Securities Act of 1933


Form N-1A Item Number                        Location
---------------------                        --------

Part B                                       Statement of Additional
------                                       Information Caption
                                             -----------------------


10.  Cover Page...........................   Cover Page

11.  Table of Contents....................   Table of Contents

12.  General Information and History......   Management of the Company;
                                             Additional Information
                                             Concerning Shares

13.  Investment Objectives and
      Policies............................   Investment Objectives and
                                             Policies; Fundamental
                                             Limitations

14.  Management of the Fund...............   Management of the Company

15.  Control Persons and Principal           Additional Information
      Holders of Securities ..............   Concerning Shares;
                                             Miscellaneous

16.  Investment Advisory and Other
      Services............................   Management of the Company

17.  Brokerage Allocation and
      Other Practices.....................   Investment Objectives and
                                             Policies; Management of
                                             the Company
18.  Capital Stock and Other
      Securities..........................   Additional Purchase and Redemption
                                             Information; Net Asset Value;
                                             Additional Information Concerning
                                             Shares

19.  Purchase, Redemption and Pricing
      of Securities Being Offered.........   Additional Purchase and
                                             Redemption Information; Net
                                             Asset Value

20.  Tax Status...........................   Additional Information
                                             Concerning Taxes

21.  Underwriters.........................   Management of the Company

22.  Calculation of Performance Data......   Additional Performance
                                             Information

23.  Financial Statements.................   Not Applicable

                             SUBJECT TO COMPLETION

             PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION DATED
                                DECEMBER 5, 1997

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY ANY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE A PROSPECTUS.

                            M.S.D. & T. FUNDS, INC.

                      Statement of Additional Information
                                    for the
                               Equity Income Fund
                               Equity Growth Fund
                             Total Return Bond Fund
                         National Tax-Exempt Bond Fund
                       Intermediate Tax-Exempt Bond Fund

                               February __, 1998

                               TABLE OF CONTENTS
                               -----------------

                                                  Page
                                                  ----

Investment Objectives and Policies..............     3
Fundamental Limitations.........................    23
Additional Purchase and Redemption Information..    25
Net Asset Value.................................    26
Additional Information Concerning Taxes.........    27
Management of the Company.......................    32
Independent Accountants.........................    38
Counsel.........................................    38
Additional Information Concerning Shares........    38
Additional Performance Information..............    40
Miscellaneous...................................    45
Appendix A......................................  A-1
Appendix B......................................  B-1


          This Statement of Additional Information is meant to be read in conjunction with M.S.D. & T. Funds, Inc.'s Prospectus dated February __, 1998 (the "Prospectus") for the Equity Income Fund, Equity Growth Fund, Total Return Bond Fund, National Tax-Exempt Bond Fund and Intermediate Tax-Exempt Bond Fund. This Statement of Additional Information is incorporated by reference in its entirety into the Prospectus. Because this Statement of Additional Information is not itself a prospectus, no investment in shares of any Fund should be made solely upon the information contained herein. Copies of the Prospectus may be obtained by calling 1-800-551-2145 or by writing M.S.D. & T. Funds, Inc., c/o BISYS Fund Services Limited Partnership, 3435 Stelzer Road, Columbus, OH 43219-3035. Capitalized terms used but not defined herein have the same meanings as in the Prospectus.

Shares of the Funds are not bank deposits or obligations of, or guaranteed, endorsed or otherwise supported by, Mercantile-Safe Deposit and Trust Company, its parent company or its affiliates, and such shares are not federally insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency. Investment in the Funds involves investment risks, including possible loss of principal. In addition, the dividends paid by the Funds will go up and down. Mercantile-Safe Deposit and Trust Company serves as investment adviser and administrator to the Funds, is paid fees for its services, and is not affiliated with BISYS Fund Services Limited Partnership, the Funds' distributor.

                             M.S.D. & T FUNDS, INC.


          M.S.D. & T. Funds, Inc. (the "Company") is a Maryland corporation which commenced operations on July 21, 1989 as a no-load, open-end, professionally managed investment company. The Company currently offers shares in four short-term money market portfolios (the Prime Money Market Fund, Government Money Market Fund, Tax-Exempt Money Market Fund and Tax-Exempt Money Market Fund (Trust), five equity portfolios (the Growth & Income Fund, Equity Income Fund, Equity Growth Fund, International Equity Fund and Diversified Real Estate Fund); and five bond portfolios (the Limited Maturity Bond Fund, Total Return Bond Fund, National Tax-Exempt Bond Fund, Intermediate Tax-Exempt Bond Fund and Maryland Tax-Exempt Bond Fund).

          This Statement of Additional Information relates only to the Equity Income Fund, Equity Growth Fund, Total Return Bond Fund, National Tax-Exempt Bond Fund and Intermediate Tax-Exempt Bond Fund (individually, a "Fund" and collectively, the "Funds").

INVESTMENT OBJECTIVES AND POLICIES
----------------------------------

          The investment objective of each Fund is described in the Prospectus. The following information supplements the description of the Funds' investment objectives and policies as set forth in the Prospectus.

Portfolio Transactions and Turnover
-----------------------------------

          Subject to the general supervision and approval of the Company's Board of Directors, Mercantile-Safe Deposit and Trust Company (the "Adviser" or "Mercantile") is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for each Fund.

          Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Transactions on foreign stock exchanges involve payment of brokerage commissions which are generally fixed.

          Transactions in both foreign and domestic over-the-counter markets are generally principal transactions with dealers, and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, the Adviser, where possible, will deal directly with dealers who make a market in the securities involved except in those circumstances in which better prices and execution are available elsewhere.

          Securities purchased and sold by the Total Return Bond, National Tax-Exempt Bond and Intermediate Tax-Exempt Bond Funds are generally traded on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.

          Each Fund may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group.
A Fund will engage in this practice, however, only when the Adviser, in its sole discretion, believes such practice to be otherwise in the Fund's interests.

          In making portfolio investments, the Adviser seeks to obtain the best net price and the most favorable execution of orders. The Adviser may, in its discretion, effect transactions in portfolio securities with dealers who provide research advice or other services to the Funds or the Adviser. The Adviser is authorized to pay a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction for any Fund which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the Adviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the Adviser's overall responsibilities to the particular Fund and to the Company. Such brokerage and research services might consist of reports and statistics relating to specific companies or industries, general summaries of groups of stocks or bonds and their comparative earnings and yields, or broad overviews of the stock, bond and government securities markets and the economy.

          Supplementary research information so received (if any) is in addition to, and not in lieu of, services required to be performed by the Adviser and does not reduce the advisory fees payable by the Funds. The Board of Directors will periodically review the commissions paid by the Funds to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Funds. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised. Conversely, a Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account or investment company.

          Investment decisions for the Funds are made independently from those for other accounts advised or managed by the Adviser. Such other accounts may also invest in the same securities as the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and such other accounts, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to the Fund and such other accounts. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtainable or sold for the Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Funds with those to be sold or purchased for such other accounts in order to obtain the best execution.

          The Funds will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase agreements with the Adviser, CastleInternational Asset Management Limited (the sub-adviser to the Company's International Equity Fund), BISYS Fund Services Limited Partnership ("BISYS") or any affiliated person (as such term is defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of any of them, except to the extent permitted by the 1940 Act or the Securities and Exchange Commission (the "SEC"). Under certain circumstances, the Funds may be at a disadvantage because of these limitations in comparison with other investment companies which have similar investment objectives but are not subject to such limitations.

          The Company's investment portfolios, including the Funds, may from time to time purchase securities issued by the Company's regular broker/dealers. At the close of the Company's most recent fiscal year, none of the Company's investment portfolios held any such securities.

          The ratings assigned by each unaffiliated nationally recognized statistical rating agency (each a "Rating Agency") represent their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by a Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such an event in determining whether the Fund should continue to hold the security in accordance with the interests of the Fund and applicable regulations of the SEC.

          The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period. The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less.

          Under certain market conditions, the Funds may experience high portfolio turnover rates as a result of their investment strategies. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. Higher portfolio turnover rates can result in corresponding increases in brokerage commissions and other transaction costs which must be borne by the Fund involved and ultimately by its shareholders.

          Portfolio turnover rates for the Funds may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements which enable the Funds to receive favorable tax treatment. Portfolio turnover will not be a limiting factor in making portfolio decisions for the Funds, and each Fund may engage in short-term trading to achieve its investment objective.

Additional Information on Investment Policies
---------------------------------------------

          Government Obligations
          ----------------------

          Examples of the types of U.S. Government obligations that may be acquired by the Funds include, in addition to U.S. Treasury bonds, notes, and bills, the obligations of the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, Federal Financing Bank, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Federal Farm Credit Banks, Maritime Administration, Tennessee Valley Authority, Washington D.C. Armory Board, International Bank for Reconstruction and Development (the "World Bank"), and Resolution Trust Corporation.

          Variable and Floating Rate Instruments
          --------------------------------------

          With respect to the variable and floating rate instruments described in the Prospectus, the Adviser will consider the earning power, cash flows, and other liquidity ratios of the issuers and guarantors of such obligations and, if the obligation is subject to a demand feature, will monitor their financial ability to meet payment on demand. In determining average weighted portfolio maturity, a variable rate instrument will usually be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the time the Fund can recover payment of principal as specified in the instrument. A floating rate instrument will usually be deemed to have a maturity equal to the date on which the principal amount must be paid, or the date on which the redemption payment must be made, in the case of an instrument called for redemption. A floating rate instrument that is subject to a demand feature will usually be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand. An instrument that is issued or guaranteed by the U.S. Government or any agency thereof which has a variable rate of interest readjusted no less frequently than every 397 days will generally be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate or earlier maturity.

          Variable and floating rate demand instruments acquired by the National Tax-Exempt Bond and Intermediate Tax-Exempt Bond Funds (collectively the "Tax-Exempt Funds") may include participations in municipal obligations purchased from and owned by financial institutions, primarily banks. Participation interests provide a Fund with a specified undivided interest (up to 100%) in the underlying obligation and the right to demand payment of the unpaid principal balance plus accrued interest on the participation interest from the institution upon a specified number of days' notice, not to exceed thirty days. Each participation interest is backed by an irrevocable letter of credit or guarantee of a bank that the Adviser has determined meets the prescribed quality standards for the Fund involved. The bank typically retains fees out of the interest paid on the obligation for servicing the obligation, providing the letter of credit, and issuing the repurchase commitment.

          Bank Obligations
          ----------------

          With respect to the investment policies of each Fund relating to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches. The Funds' investments in the obligations of foreign banks and foreign branches of U.S. banks may subject the Funds to investment risks that are different in some respects from those of investments in obligations of U.S. domestic issuers. Such risks include future political and economic developments, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign banks and foreign branches of U.S. banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to U.S. banks. The Funds will acquire securities issued by foreign banks and foreign branches of U.S. banks only when the Adviser believes that the risks associated with such instruments are minimal.

          Municipal Obligations
          ---------------------

          Municipal obligations which may be acquired by the Funds include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses and the extension of loans to public institutions and facilities.

          The two principal classifications of municipal obligations consist of "general obligation" and "revenue" issues. The Funds may also hold "moral obligation" issues, which are typically issued by special purpose authorities. There are, of course, variations in the quality of municipal obligations, both within a particular classification and between classifications, and the yields on municipal obligations depend upon a variety of factors, including market conditions generally and the municipal bond market in particular, the financial condition of the issuer, the size of a particular offering, the maturity of the obligation, and the rating of the issue.

          Municipal obligations acquired by the Funds may include general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax-exempt commercial paper, construction loan notes, and other forms of short-term tax-exempt loans. Such instruments are issued in anticipation of the receipt of tax funds, the proceeds of bond placements, or other revenues. In addition, the Funds may invest in bonds and other types of longer-term tax-exempt instruments.

          Certain types of municipal obligations (private activity bonds) have been or are issued to obtain funds to provide privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

          The payment of principal and interest on most securities purchased by a Fund will depend upon the ability of the issuers to meet their obligations. The District of Columbia, each state, each of their political subdivisions, agencies, instrumentalities, and authorities and each multi-state agency of which a state is a member, as well as the Commonwealth of Puerto Rico, Guam and the Virgin Islands, is a separate "issuer" as that term is used in the Prospectus and this Statement of Additional Information. The non-governmental user of facilities financed by private activity bonds is also considered to be an "issuer."

          An issuer's obligations under its municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on, and principal of, its municipal obligations may be materially adversely affected by litigation or other conditions.

          From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal obligations. For example, under federal tax legislation enacted in 1986, interest on certain private activity bonds must be included in an investor's federal alternative minimum taxable income, and corporate investors must treat all tax-exempt interest as an item of tax preference (see "Additional Information Concerning Taxes"). Such proposals, while pending or if enacted, might materially and adversely affect the availability of municipal obligations for investment by a Fund and the liquidity and value of a Fund's portfolio. In such an event, the Company would reevaluate the investment objectives and policies of such Funds.

          Stand-By Commitments
          --------------------

          The Funds may acquire "stand-by commitments" with respect to municipal obligations held in their portfolios. Under a stand-by commitment, a dealer or bank agrees to purchase from a Fund, at the Fund's option, specified municipal obligations at a specified price. Stand-by commitments may be exercisable by the Fund involved at any time before the maturity of the underlying municipal obligations, and may be sold, transferred or assigned only with the instruments involved.

          The Funds expect that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, a

Fund may pay for a stand-by commitment either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held by the particular Fund will not exceed 1/2 of 1% of the value of such Fund's total assets calculated immediately after each stand-by commitment is acquired.

          The Funds intend to enter into stand-by commitments only with banks, brokers or dealers which, in the Adviser's opinion, present minimal credit risks. In evaluating the creditworthiness of the issuer of a stand-by commitment, the Adviser will review periodically the issuer's assets, liabilities, contingent claims and other relevant financial information. Each Fund's reliance upon the credit of these banks, brokers and dealers will be secured by the value of the underlying municipal obligations that are subject to the commitment.

          The Funds would acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes. The acquisition of a stand-by commitment would not affect the valuation or assumed maturity of the underlying municipal obligations. Stand-by commitments acquired by a Fund would be valued at zero in determining net asset value. Where a Fund paid any consideration directly or indirectly for a stand-by commitment, its cost would be reflected as unrealized depreciation for the period during which the commitment was held by the Fund.

          Convertible Securities
          ----------------------

          Convertible securities which may be purchased by the Equity Income, Equity Growth and Total Return Bond Funds (collectively, the "Taxable Funds") entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the securities mature or are redeemed, converted or exchanged. Prior to conversion, convertible securities have characteristics similar to ordinary debt securities in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure and therefore generally entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

          In selecting convertible securities, the Adviser will consider, among other factors, the creditworthiness of the issuers of the securities; the interest or dividend income generated by the securities; the potential for capital appreciation of the securities and the underlying common stocks; the prices of the securities relative to other comparable securities and to the underlying common stocks; whether the securities are entitled to the benefits of sinking funds or other protective conditions; diversification of a Fund's portfolio as to issuers; and the ratings of the securities. Since credit rating agencies may fail to timely change the credit ratings of securities to reflect subsequent events, the Adviser will consider whether such issuers will have sufficient cash flow and profits to meet required principal and interest payments.

          Asset-Backed Securities
          -----------------------

          Asset-backed securities which may be purchased by the Total Return Bond Fund represent a participation in, or are secured by and payable from, a stream of payments generally consisting of both interest and principal generated by particular assets, most often a pool of assets similar to one another. Asset-backed securities are generally issued as pass through certificates, which represent undivided fractional ownership interests in the underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the entities issuing the securities.

          The estimated life of an asset-backed security varies with the prepayment experience of the underlying debt instruments. The rate of such prepayments, and hence the life of the asset-backed security, will be primarily a function of current market interest rates, although other economic and demographic factors may be involved.

          Non-mortgage asset-backed securities involve certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

          Mortgage-Related Securities
          ---------------------------

          The Total Return Bond Fund may invest in mortgage-related securities. There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA, are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury. FNMA is a government-sponsored organization owned entirely by private shareholders.
Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "Pcs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

          Although certain mortgage-related securities are guaranteed by a third party or are otherwise similarly secured as described above, the market value of the security, which may fluctuate, is not secured. To the extent that the Total Return Bond Fund purchases mortgage-related or mortgage-backed securities at a premium, mortgage foreclosures and prepayments of principal by mortgagors (which may be made at any time without penalty) may result in some loss of the Fund's principal investment to the extent of the premium paid. The yield of the Fund may be affected by reinvestment of prepayments at higher or lower rates than the original investment. In addition, like other debt securities, the value of mortgage-related securities, including government and government-related mortgage pools, will generally fluctuate in response to market interest rates.

     Lower Quality Debt Securities ("Junk Bonds").
     --------------------------------------------

     As stated in the Prospectus, the Total Return Bond Fund may invest up to 10% of its net assets in lower quality debt securities. Such securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of (or actual) default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal.

     Issuers of low rated or non-rated securities ("high yield" securities, commonly known as "junk bonds") may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of high yield securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific issuer developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing.
The risk of loss due to default by the issuer is significantly greater for the holders of lower-rated securities because such securities may be unsecured and may be subordinated to other creditors of the issuer.

          Lower-rated securities frequently have call or redemption features which would permit an issuer to repurchase the security from the Fund. If a call were exercised by the issuer during a period of declining interest rates, the Fund likely would have to replace such called security with a lower yielding security, thus decreasing the net investment income to the Fund and dividends to shareholders.

          The Fund may have difficulty disposing of certain lower-rated securities because there may be a thin trading market for such securities. The secondary trading market for high yield securities is generally not as liquid as the secondary market for higher rated securities. Reduced secondary market liquidity may have an adverse impact on market price and the Fund's ability to dispose of particular issues when necessary to meet the Fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer.

          Adverse publicity and investor perceptions, which may not be based on fundamental analysis, also may decrease the value and liquidity of lower-rated securities, particularly in a thinly traded market. Factors adversely affecting the market value of lower-rated securities are likely to adversely affect the Fund's net asset value. In addition, the Fund may incur additional expenses to the extent it is required to seek recovery upon a default on a portfolio holding or participate in the restructuring of the obligation.

          Brady Bonds
          -----------

          The Total Return Bond Fund may invest in so-called "Brady Bonds," which are securities created through the exchange of existing commercial bank loans to Latin American public and private entities for new bonds in connection with debt restructurings under a debt restructuring plan announced by former U.S. Secretary of the Treasury Nicholas F. Brady (the "Brady Plan"). Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are currently actively traded in the over-the-counter secondary market for Latin American debt instruments.

          Dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter.

          All Mexican Brady Bonds issued to date, except New Money Bonds, have principal repayments at final maturity fully collateralized by U.S. Treasury zero coupon bonds (or comparable collateral in other currencies) and interest coupon payments collateralized on an 18-month rolling-forward basis by funds held in escrow by an agent for the bondholders. Approximately half of the Venezuelan Brady Bonds issued to date have principal repayments at final maturity collateralized by U.S. Treasury zero coupon bonds (or comparable collateral in other currencies), while slightly more than half have interest coupon payments collateralized on a 14-month rolling-forward basis by securities held by the Federal Reserve Bank of New York as collateral agent.

          Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at final maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constituting the "residual risk").

          Repurchase Agreements
          ---------------------

          As described in the Prospectus, each Fund may enter into repurchase agreements. The repurchase price under repurchase agreements generally is equal to the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements will be held by the Funds' custodian or registered in the name of the Fund involved on the Federal Reserve/Treasury book-entry system. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price (including accrued interest). Default by the seller would, however, expose the Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations. The Adviser will enter into repurchase agreements only with financial institutions it deems creditworthy, pursuant to guidelines established by the Board of Directors, and during the term of any repurchase agreement, the Adviser will continue to monitor the creditworthiness of the seller. Repurchase agreements are considered to be loans by the Funds under the 1940 Act.

          Reverse Repurchase Agreements
          -----------------------------

          Whenever a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account cash or liquid portfolio securities having a value equal to the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained. The Funds would consider entering into reverse repurchase agreements to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. Reverse repurchase agreements involve the risk that the market value of the portfolio securities sold by a Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse repurchase agreements are considered to be borrowings by the Fund under the 1940 Act.

          When-Issued Purchases and Forward Commitments
          ---------------------------------------------

          As stated in the Prospectus, each Fund may purchase securities on a "when-issued" basis and each Fund may enter into a "forward commitment" to purchase or sell securities. When a Fund agrees to purchase securities on a when-issued basis or enters into a forward commitment to purchase securities, the Fund's custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case a Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because a Fund's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, the Funds expect that their commitments to purchase securities on a when-issued or forward commitment basis will not exceed 25% of the value of their assets. In the case of a forward commitment to sell portfolio securities, the custodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding.

          A Fund will make commitments to purchase securities on a when-issued basis or to purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund involved may realize a capital gain or loss.

          When a Fund engages in when-issued or forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

          The value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their value, is taken into account when determining a Fund's net asset value starting on the day the

Fund agrees to purchase the securities. A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When a Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in such Fund's assets, and fluctuations in the value of the underlying securities are not reflected in such Fund's net asset value as long as the commitment remains in effect.

          Other Investment Companies
          --------------------------

          In accordance with their respective investment objectives and policies, each Fund may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act. Each Fund currently intends to limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund or by the Company as a whole. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears in connection with its own operations.

          Lending Portfolio Securities
          ----------------------------

          When a Fund lends its portfolio securities, it continues to receive interest or dividends on the securities loaned and also earns income on the loans. Any cash collateral received by a Fund in connection with such loans will be invested in short-term money market obligations. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted if a material event affecting the investment occurs. Loans will be made only to borrowers deemed by the Adviser to be of good standing and only when, in the Adviser's judgment, the income to be earned from the loans justifies the attendant risks. While there is no limit on the amount of securities which the Funds may loan, fees attributable to securities lending activities are subject to certain limits under the Internal Revenue Code of 1986, as amended.

          Foreign Currency Exchange Contracts
          -----------------------------------

          The Taxable Funds are authorized to enter into forward foreign currency exchange contracts. These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow a Fund to establish a rate of exchange for a future point in time. The Funds may enter into forward foreign currency exchange contracts when deemed advisable by the Adviser under two circumstances.

          First, when entering into a contract for the purchase or sale of a security, a Fund may enter into a forward foreign currency exchange contract for the amount of the purchase or sale price to protect against variations in the value of the foreign currency relative to the U.S. dollar or other foreign currency between the date the security is purchased or sold and the date on which payment is made or received. This is sometimes referred to as "transaction hedging".

          Second, when the Adviser anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, a Fund may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. This is sometimes referred to as "position hedging". The Funds do not intend to enter into forward contracts for position hedging purposes on a regular or continuing basis.

          None of the Funds will enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate such Fund to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency. While forward contracts may offer protection from losses resulting from declines in the value of a particular foreign currency, they also limit potential gains which might result from increases in the value of such currency. In addition, the Funds will incur costs in connection with forward foreign currency exchange contracts and conversions of foreign currencies and U.S. dollars.

          A Fund's custodian will place in a separate account cash or liquid portfolio securities in an amount equal to the value of such Fund's assets that could be required to consummate forward contracts entered into under the second circumstance, as set forth above. For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the Fund.

          At the maturity of a forward contract, a Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

          It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

          If a Fund retains the portfolio security and engages in an offsetting transaction, it will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline between the date the Fund enters into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, it will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. For a discussion of the Federal tax treatment of forward contracts, see "Additional Information Concerning Taxes -Taxable Funds."

          Options Trading
          ---------------

          As stated in the Prospectus, each Fund may purchase put and call options listed on a national securities exchange and issued by the Options Clearing Corporation. Such purchases would be in an amount not exceeding 5% of a Fund's net assets. Such options may relate to particular securities or to various indices. This is a highly specialized activity which entails greater than ordinary investment risks. Regardless of how much the market price of the underlying security or index increases or decreases, the option buyer's risk is limited to the amount of the original investment for the purchase of the option. However, options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. Put and call options purchased by the Funds will be valued at the last sale price or, in the absence of such a price, at the mean between bid and asked prices.

          A listed call option for a particular security gives the purchaser of the option the right to buy from a clearing corporation, and a writer has the obligation to sell to the clearing corporation, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract.
A listed put option gives the purchaser the right to sell to a clearing corporation the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. In contrast to an option on a particular security, an option on an index provides the holder with the right to make or receive a cash settlement upon exercise of the option. The amount of this settlement will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple.

          When a Fund writes a call option on a security, the option is "covered" if the Fund involved owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or liquid portfolio securities in such amount are held in a segregated account by its custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if the Fund involved maintains with its custodian cash or liquid portfolio securities equal to the contract value. A call option is also covered if the Fund involved holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or
(ii) greater than the exercise price of the call written provided the difference is maintained by the Fund in cash or liquid portfolio securities in a segregated account with its custodian. A secured put option written by a Fund means that the Fund maintains in a segregated account with the custodian cash or U.S. Government securities in an amount not less than the exercise price of the option at all times during the option period.

          The principal reason for writing call options on a securities portfolio is the attempt to realize, through the receipt of premiums, a greater current return than would be realized on the securities alone. In return for the premium, the covered option writer gives up the opportunity for profit from a price increase in the underlying security above the exercise price so long as its obligation as a writer continues, but retains the risk of loss should the price of the security decline. Unlike a party who owns securities not subject to an option, the covered option writer has no control over when it may be required to sell its securities, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer.

          A Fund's obligation to sell a security subject to a covered call option written by it, or to purchase a security subject to a secured put option written by it, may be terminated prior to the expiration date of the option by the Fund's executing a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying security, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called, to permit the sale of the underlying security or to permit the writing of a new option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option. A covered call option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security until the option expires or the underlying security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline in the underlying security during such period. A Fund will write an option on a particular security only if the Adviser believes that a liquid secondary market will exist on an exchange for options of the same series which will permit the Fund to make a closing purchase transaction in order to close out its position.

          When a Fund writes a covered call option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked-to-market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. Any gain on a covered call option may be offset by a decline in the market price of the underlying security during the option period. If a covered call option is exercised, the Fund involved may deliver the underlying security held by it or purchase the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss. If a secured put option is exercised, the amount paid by the Fund for the underlying security will be partially offset by the amount of the premium previously paid to the Fund. Premiums from expired options written by a Fund and net gains from closing purchase transactions are treated as short-term capital gains for federal income tax purposes, and losses on closing purchase transactions are short-term capital losses.

          As noted previously, there are several risks associated with transactions in options on securities and indices. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

          A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

          Rights and Warrants
          -------------------

          The Taxable Funds may participate in rights offerings and may purchase warrants, which are privileges issued by corporations enabling the owner to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life to expiration. The purchase of rights and warrants involves the risk that the purchaser could lose the purchase value of the right or warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of rights and warrants involves the risk that the effective price paid for the right or warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price, such as when there is no movement in the level of the underlying security.

FUNDAMENTAL LIMITATIONS
-----------------------

          Each Fund is subject to the following fundamental limitations, which may be changed with respect to a particular Fund only by a vote of the holders of a majority of such Fund's outstanding shares (as defined under "Miscellaneous").

          No Fund may:

          1. Purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer, or, more than 10% of the issuer's outstanding voting securities would be owned by the Fund, except that up to 25% of the value of the total assets of each Fund may be invested without regard to these limitations. For purposes of these limitations, a security is considered to be issued by the entity (or entities) whose assets and revenues back the security. A guarantee of a security will not be deemed to be a security issued by the guarantor when the value of all securities issued and guaranteed by the guarantor, and owned by a Fund, does not exceed 10% of the value of the Fund's total assets.

          2. Purchase any securities which would cause 25% or more of the value of its total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to
(i) obligations issued or guaranteed by the United States, any state, territory, or possession of the United States, the District of Columbia, or any of their authorities, agencies, instrumentalities, or political subdivisions and (ii) repurchase agreements secured by any such obligations; (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and
(c) utilities will be classified according to their services (for example, gas, gas transmission, electric and gas, and electric and telephone each will be considered a separate industry).

          3. Borrow money or issue senior securities, except that each Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes and then in amounts not in excess of 10% of the value of its total assets at the time of such borrowing; or pledge any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of its total assets at the time of such borrowing. A Fund will not purchase portfolio securities while borrowings (including reverse repurchase agreements and borrowings from banks) in excess of 5% of such Fund's total assets are outstanding. Securities held by a Fund in escrow or separate accounts in connection with the Fund's investment practices are not deemed to be pledged for purposes of this limitation.

          4. Purchase or sell real estate, except that each Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by real estate or interests therein, and the Total Return Bond Fund may invest in mortgage-related securities, including collateralized mortgage obligations and mortgage-backed securities which are issued or guaranteed by the United States, its agencies or its instrumentalities.

          5. Act as an underwriter of securities, except to the extent that the purchase of obligations directly from the issuer thereof in accordance with the Fund's investment objective, policies and limitations may be deemed to be underwriting.

          6. Write or sell put options, call options, straddles, spreads, or any combination thereof, except that each Fund may engage in transactions in options on securities, securities indices, futures contracts and options on futures contracts.

          7. Purchase securities of companies for the purpose of exercising control.

          8. Purchase securities on margin, make short sales of securities, or maintain a short position, except that (a) this investment limitation shall not apply to a Fund's transactions in futures contracts and related options, and (b) a Fund may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

          9. Purchase or sell commodities or commodity contracts, or invest in oil, gas, or mineral exploration or development programs, except that each Fund may, to the extent appropriate to its investment objective, purchase publicly traded securities of companies engaging in whole or in part in such activities and may enter into futures contracts and related options.

          10. Make loans, except that (a) each Fund may purchase and hold debt instruments in accordance with its investment objective and policies, enter into repurchase agreements with respect to portfolio securities and lend portfolio securities against collateral consisting of cash or securities which is consistent with the Fund's permitted investments and is equal at all times to at least 100% of the value of the securities loaned, and (b) each Tax-Exempt Fund may invest in privately arranged loans in accordance with its investment objective and policies.


ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
----------------------------------------------

          Information on how to purchase and redeem a Fund's shares is included in the Funds' Prospectus. Shares of each Fund are sold on a continuous basis by BISYS, which has agreed to use appropriate efforts to promote the Company and to solicit orders for the purchase of such shares.

          If any portion of the shares to be redeemed represents an investment made by check, the Funds may delay the payment of the redemption proceeds until the Transfer Agent is reasonably satisfied that the check has been collected, which could take up to fifteen days from the purchase date. This procedure does not apply to shares purchased by money order or wire payment. During the period prior to the time the shares are redeemed, dividends on such shares will accrue and be payable.

          Under the 1940 Act, the Funds may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange is closed, other than customary weekend and holiday closings, or during which trading on said Exchange is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (The Funds may also suspend or postpone the recordation of the transfer of their shares upon the occurrence of any of the foregoing conditions.)

          In addition to the situations described in the Prospectus, the Company may redeem shares involuntarily to reimburse a Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Prospectus from time to time.

          The Company reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of a Fund's shares by making payment in whole or in part in readily marketable securities chosen by the Company and valued in the same way as they would be valued for purposes of computing the Fund's net asset value (a "redemption in-kind"). If payment is made in securities, a shareholder may incur transaction costs in converting the securities into cash. The Company has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which the Company is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Company at the beginning of the period.


NET ASSET VALUE
---------------

              The net asset value per share of a Fund is calculated by dividing the total value of the assets belonging to the Fund, less the liabilities of the Fund, by the number of outstanding shares of the Fund. "Assets belonging to" a Fund consist of the consideration received upon the issuance of shares of the particular Fund together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Company not belonging to a particular investment portfolio. Assets belonging to a particular Fund are reduced by the direct liabilities of that Fund and by a share of the general liabilities of the Company allocated daily in proportion to the relative net asset values of all of the Funds at the time of allocation. Subject to the provisions of the Company's Articles of Incorporation, determinations by the Board of Directors as to the direct and allocable liabilities, and the allocable portion of any general assets, with respect to a particular Fund are conclusive.

          As stated in the Prospectus, the Equity Income and Equity Growth Funds' investments are valued at market value or, in the absence of a market value with respect to any portfolio securities, at fair value as determined by or under the direction of the Company's Board of Directors. A security that is primarily traded on a domestic securities exchange (including securities traded through the National Market System) is valued at the last sale price on that exchange or, if there were no sales during the day, at the current quoted bid price. Portfolio securities that are primarily traded on foreign exchanges are generally valued at the closing values of such securities on their respective exchanges, provided that if such securities are not traded on the valuation date, they will be valued at the preceding closing values and provided further, that when an occurrence subsequent to the time of valuation is likely to have changed the value, then the fair value of those securities will be determined through consideration of other factors by or under the direction of the Company's Board of Directors. Over-the-counter securities and securities listed or traded on foreign exchanges with operations similar to the U.S. over-the-counter market are valued at the mean of the most recent available quoted bid and asked prices in the over-the-counter market.

          As stated in the Prospectus, the Total Return Bond, National Tax-Exempt Bond and Intermediate Tax-Exempt Bond Funds' investments are valued at market value or, in the absence of a market value with respect to any portfolio securities, at fair value as determined by or under the direction of the Company's Board of Directors. Portfolio securities for which market quotations are readily available (other than securities with remaining maturities of 60 days or less) are valued at the mean of the most recent bid and asked prices.

          For each Fund, market or fair value may be determined on the basis of valuations provided by one or more recognized pricing services approved by the Board of Directors, which may rely on matrix pricing systems, electronic data processing techniques, and/or quoted bid and asked prices provided by investment dealers. Short-term investments that mature in 60 days or less are valued at amortized cost unless the Board of Directors determines that this does not constitute fair value.


ADDITIONAL INFORMATION CONCERNING TAXES
---------------------------------------

          The following summarizes certain additional considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussions here and in the Prospectus are not intended as a substitute for careful tax planning. Investors are advised to consult their tax advisers with specific reference to their own tax situations.

Tax-Exempt Funds
----------------

          As described above and in the Prospectus, the Tax-Exempt Funds are designed to provide investors with current income exempt from regular federal income tax. These Funds are not intended to constitute a balanced investment program and are not designed for investors seeking capital appreciation. Shares of the Funds may not be suitable for tax-exempt institutions, or for retirement plans qualified under Section 401 of the Internal Revenue Code of 1986, as amended (the "Code"), H.R. 10 plans and individual retirement accounts since such plans and accounts are generally tax-exempt and, therefore, not only would not gain any additional benefit from the Funds' dividends being tax-exempt, but such dividends would be ultimately taxable to the beneficiaries when distributed to them. In addition, the Funds may not be appropriate investments for entities which are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities or who occupies more than 5% of the usable area of such facilities or for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.

          The percentage of total dividends paid by a Tax-Exempt Fund with respect to any taxable year which qualify as federal exempt-interest dividends will be the same for all shareholders receiving dividends for such year. In order for a Tax-Exempt Fund to pay exempt-interest dividends for any taxable year, at the close of each taxable quarter at least 50% of the aggregate value of such Fund's portfolio must consist of exempt-interest obligations. In addition, each Fund must distribute an amount equal to at least the sum of 90% of its net exemption interest income, if any, and 90% of its investment company taxable income, if any, with respect to each taxable year. After the close of the taxable year, each Tax-Exempt Fund will notify shareholders of the portion of the dividends paid by the Fund which constitutes an exempt-interest dividend with respect to such taxable year. However, the aggregate amount of dividends so designated cannot exceed the excess of the amount of interest exempt from tax under Section 103 of the Code received by the Fund for the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code.

          Interest on indebtedness incurred by a shareholder to purchase or carry shares of a Tax-Exempt Fund generally is not deductible for federal income tax purposes. If a shareholder holds shares of a Tax-Exempt Fund for six months or less, any loss on the sale of those shares will be disallowed to the extent of the amount of exempt-interest dividends received with respect to the shares. The Treasury Department, however, is authorized to issue regulations reducing the six months holding requirement to a period of not less than the greater of 31 days or the period between regular dividend distributions where the investment company regularly distributes at least 90% of its net tax-exempt interest. No such regulations had been issued as of the date of this Statement of Additional Information.

          Income itself exempt from federal income taxation will be considered in addition to adjusted gross income when determining whether Social Security payments received by a shareholder are subject to federal income taxation.

          Each Tax-Exempt Fund intends to distribute to shareholders any taxable income earned by it, which will be taxable to shareholders as ordinary income (whether paid in cash or additional shares).

Taxable Funds
-------------

          With respect to the Taxable Funds, some investments may be subject to special rules which govern the federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules include the following: (1) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock); (2) the accruing of certain trade receivables and payables; and (3) the entering into or acquisition of any forward contract, futures contract, option and similar financial instrument, if such instrument is not subject to the mark-to-market rules under the Code. The disposition of a currency other than the U.S. dollar by a U.S. taxpayer is also treated as a transaction subject to the special currency rules.

          With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary gain or loss. A Fund may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts that are capital assets in the hands of the Fund and which are not part of a straddle ("Capital Asset Election").
The Treasury Department has issued regulations under which certain transactions with respect to which a Fund has not made the Capital Asset Election and that are part of a "section 988 hedging transaction" (as defined in the Code and Treasury regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. "Section 988 hedging transactions" are not subject to the mark-to-market or loss deferral rules under the Code. It is anticipated that some of the non-U.S. dollar-denominated investments that the Funds may make (such as non-U.S. dollar-denominated debt securities and obligations and certain preferred stocks) and some of the foreign currency contracts the Fund may enter into will be subject to the special currency rules described above. Gain or loss attributable to the foreign currency component of transactions engaged in by a Fund which are not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction.

          In addition, certain foreign currency contracts held by a Fund at the close of such Fund's taxable year will be treated for federal income tax purposes as sold for their full fair market value on the last business day of such year, a process known as "mark-to-market." If a Fund makes the Capital Asset Election with respect to such contracts, 40% of any gain or loss resulting from such constructive sale will be treated as short-term capital gain or loss and 60% of such gain or loss will be treated as long-term capital gain or loss without regard to the length of time the Fund holds the contract (the "40-60 rule"). Otherwise, such gain or loss will be ordinary in nature. The amount of any gain or loss actually realized by the Fund in a subsequent sale or other disposition of those contracts will be adjusted to reflect any gain or loss taken into account by the Fund in a prior year as a result of the constructive sale of the contracts. To receive such federal income tax treatment, a foreign currency contract must meet the following conditions: (1) the contract must require delivery of a foreign currency of a type in which regulated futures contracts are traded or upon which the settlement value of the contract depends;
(2) the contract must be entered into at arm's length at a price determined by reference to the price in the interbank market; and (3) the contract must be traded in the interbank market. The Treasury Department has broad authority to issue regulations under these provisions respecting foreign currency contracts. As of the date of this Statement of Additional Information, the Treasury has not issued any such regulations. Forward foreign currency contracts may also result in the creation of one or more straddles for federal income tax purposes, in which case certain loss deferral, short sales, and wash sales rules and requirements to capitalize interest and carrying charges may apply.

All Funds
---------

          Net realized long-term capital gains, if any, will be distributed to shareholders at least annually. The Funds will generally have no tax liability with respect to such gains and the distributions (whether paid in cash or additional shares) will be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held Fund shares. Such distributions will be designated as capital gain dividends in a written notice mailed by the Company to shareholders not later than 60 days after the close of the Company's taxable year. Shareholders should note that, upon the sale of Fund shares, if the shareholder has not held such shares for more than six months, any loss on the sale of those shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the shares.

          Ordinary income of individuals is taxable at a maximum nominal rate of 39.6%, but because of limitations on itemized deductions otherwise allowable and the phase-out of personal exemptions, the maximum effective marginal rate of tax for some taxpayers may be higher. Under the recently-enacted Taxpayer Relief Act of 1997, for capital gains on securities recognized after July 28, 1997, the maximum tax rate for individuals is 20% if the securities were held more than 18 months; for securities held for more than 12 months but no longer than 18 months, the maximum tax rate continues to be 28%. For corporations, long-term capital gains and ordinary income are both taxable at a maximum nominal rate of 35%.

          A 4% non-deductible excise tax is imposed on regulated investment companies that fail to distribute with respect to each calendar year at least 98% of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses) for the 1-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. Each Fund intends to make sufficient distributions or deemed distributions of any ordinary taxable income and any capital gain net income to avoid liability for this excise tax.

          Each Fund is treated as a separate entity under the Code. Although each Fund expects to qualify as a regulated investment company and to be relieved of all or substantially all federal income taxes, depending upon the extent of the Company's activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Funds may be subject to the tax laws of such states or localities. In addition, in those states and localities which have income tax laws, the treatment of the Funds and their shareholders under such laws may differ from their treatment under federal income tax laws. Shareholders are advised to consult their tax advisers concerning the application of state and local taxes.

          If for any taxable year a Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates without any deduction for distributions to its shareholders. In such event, dividend distributions (whether or not derived from interest on municipal obligations in the case of the Tax-Exempt Funds) would be taxable as ordinary income to shareholders to the extent of the Fund's current and accumulated earnings and profits, and would be eligible for the dividends received deduction allowed to corporations under the Code.

          Each Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends or gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to withholding by the Internal Revenue Service for failure properly to include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so or that they are "exempt recipients."


MANAGEMENT OF THE COMPANY
-------------------------

Directors and Officers
----------------------

          The Directors and officers of the Company, their addresses, principal occupations during the past five years, and other affiliations are as follows:

                                                   Principal Occupations
                               Position with        During Past 5 Years
Name and Address                the Company       and Other Affiliations
-----------------------------  --------------  -----------------------------

LESLIE B. DISHAROON*           Chairman of     Retired; Director, Baltimore
11321 John Carroll Road        the Board and    Gas & Electric Company;
Owings Mills, MD 21117         President        Director, Travelers Inc.
Age:  65                                        (diversified financial
                                                services); Director, GRC
                                                International, Inc.
                                                (technology based services
                                                and products); Director,
                                                Aegon USA, Inc. (holding
                                                company-insurance).



DECATUR H. MILLER*             Director and    Retired; Partner and former
26 Whitfield Road              Treasurer        Chairman of the law firm of
Baltimore, MD 21210                             Piper & Marbury, Baltimore,
Age:  65                                        Maryland until 1995.


JOHN R. MURPHY                 Director        President and Chief Executive
National Geographic                             Officer, National Geographic
 Society                                        Society; Chairman, The
1145 17th Street, N.W.                          Baltimore Sun, 1989-1992,
Washington, D.C.  20036                         and Publisher prior thereto;
Age:  63                                        Director, Monarch Avalon
                                                Inc. (games, graphic arts,
                                                envelope manufacturing)
                                                until 1994.



                                                   Principal Occupations
                               Position with        During Past 5 Years
Name and Address                the Company       and Other Affiliations
-----------------------------  --------------  -----------------------------
GEORGE R. PACKARD, III         Director        Visiting President,
4425 Garfield Street NW                         International University of
Washington, DC 20007                            Japan, 1994 to date; Former
Age:  65                                        Dean, School of Advanced
                                                International Studies at
                                                The Johns Hopkins
                                                University; Director,
                                                Amdahl Corporation (computer
                                                equipment); Director,
                                                Offitbank (private bank);
                                                Director, GRC International,
                                                Inc. (technology based
                                                services and products).



J. STEVENSON PECK              Director        Retired; Director, Crown
Signet Bank/Maryland                            Central Petroleum
7 St. Paul Street, 6th Fl.                      Corporation until 1993.
P.O. Box 1077
Baltimore, MD 21202
Age:  74


W. BRUCE McCONNEL, III         Secretary       Partner of the law firm of
Drinker Biddle & Reath LLP                      Drinker Biddle & Reath LLP,
PNB Building                                    Philadelphia, Pennsylvania.
1345 Chestnut Street
Philadelphia, PA 19107-3496
Age:  54

___________________

* Messrs. Disharoon and Miller are considered by the Company to be "interested persons" of the Company as defined in the Investment Company Act of 1940.
                           _________________________

          Each Director receives an annual fee of $3,500 plus $1,625 for each Board meeting attended and conference call participated in, as well as reimbursement of expenses incurred as a Director. For the fiscal year ended May 31, 1997, the Company paid or accrued for the account of its directors as a group, for services in all capacities, a total of $48,375. Drinker Biddle & Reath LLP, of which Mr. McConnel is a partner, receives legal fees as counsel to the Company. As of the date of this Statement of Additional Information, the Directors and officers of the Company, as a group, owned less than 1% of the outstanding shares of each Fund.

          The following chart provides certain information about the fees received by the Company's Directors for their services as members of the Board of Directors and committees thereof for the fiscal year ended May 31, 1997:


                                               PENSION OR             TOTAL
                                AGGREGATE       RETIREMENT         COMPENSATION
                              COMPENSATION       BENEFITS            FROM THE
                                FROM THE      ACCRUED AS PART       COMPANY AND
                                COMPANY         OF COMPANY        FUND COMPLEX/*/
                                                 EXPENSES             PAID TO
                                                                     DIRECTORS
NAME OF PERSON/POSITION

Leslie B. Disharoon              $10,000          N/A                  $10,000
Chairman of the Board
of Directors and
President

Decatur H. Miller                $10,000          N/A                  $10,000
Director and Treasurer

John R. Murphy                   $11,625          N/A                  $11,625
Director

George R. Packard, III           $ 8,375          N/A                  $ 8,375
Director

J. Stevenson Peck                $ 8,375          N/A                  $ 8,375
Director
==============================================================================

*    The "Fund Complex" consists solely of the Company.

Advisory and Sub-Advisory Services
------------------------------------
          Mercantile-Safe Deposit and Trust Company (the "Adviser" or "Mercantile") serves as investment adviser to the Funds pursuant to an Advisory Agreement dated February __, 1998. The Adviser has agreed to pay all expenses incurred by it in connection with its activities. For advisory services provided by it, the Adviser is entitled to receive a fee from each Fund, computed daily and payable monthly, based on the average net assets of such Fund. (See "Management of the Company --Expenses" in the Prospectus for the fee schedule.)

          Under the Advisory Agreement, the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Company in connection with the performance of such Agreement, and the Company has agreed to indemnify the Adviser against any claims or other liabilities arising out of any
such error of judgment or mistake or loss.   The Adviser shall remain liable,
however, for any loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties or from its reckless disregard of its obligations and duties under the Advisory Agreement.

          Unless sooner terminated, the Advisory Agreement will continue in effect through July 20, 1999. The Advisory Agreement will continue from year to year after its anticipated termination date if such continuance is approved at least annually by the

Company's Board of Directors or by the affirmative vote of a majority of the outstanding shares of each Fund, provided that in either event such Agreement's continuance also is approved by a majority of the Company's Directors who are not parties to such Agreement, or "interested persons" (as defined in the 1940
Act) of any such party, by votes cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated by the Company or the Adviser on 60 days written notice, and will terminate immediately in the event of its assignment. Upon termination of the Advisory Agreement (as well as the Adviser's other advisory agreements with the Company), the Company would be required, at the request of the Adviser, to change its name to a name not including "M.S.D. & T." or "Mercantile-Safe Deposit and Trust Company."

Administrator
-------------

          Mercantile serves as the Company's administrator pursuant to an Administration Agreement dated as of May 28, 1993 (the "Administration Agreement"). Mercantile has agreed to maintain office facilities for the Company, furnish the Company with statistical and research data, clerical and certain other services required by the Company, and to assist in updating the Company's Registration Statement for filing with the SEC.

          The Administration Agreement provides that Mercantile shall not be liable for acts or omissions which do not constitute willful misfeasance, bad faith or gross negligence on the part of Mercantile, or reckless disregard by Mercantile of its duties under the Administration Agreement.

Custodian and Transfer Agent
----------------------------

          The Fifth Third Bank ("Fifth Third") serves as custodian of the Funds' assets pursuant to a Custody Agreement, under which the custodian has agreed, among other things, to (i) maintain a separate account in the name of each Fund,
(ii) hold and disburse portfolio securities on account of each Fund, (iii) collect and receive all income and other payments and distributions on account of each Fund's portfolio investments and (iv) make periodic reports to the Company concerning each Fund's operations. The custodian is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Funds, provided that the custodian shall remain liable for the performance of all of its duties under the Custody Agreement and will hold the Funds harmless from losses caused by the negligence or willful misconduct of any bank or trust company serving as sub-custodian.

          State Street Bank and Trust Company ("State Street") serves as transfer agent and dividend disbursing agent for the Funds. Under its Transfer Agency Agreement, State Street has agreed, among other things, to (i) receive purchase orders and redemption requests for shares of the Funds; (ii) issue and redeem shares of the Funds;
(iii) effect transfers of shares of the Funds; (iv) prepare and transmit payments for dividends and distributions declared by the Funds; (v) maintain records of account for the Funds and shareholders and advise each as to the foregoing; (vi) record the issuance of shares of each Fund and maintain a record of and provide the Fund on a regular basis with the total number of shares of each Fund which are authorized, issued and outstanding; (vii) perform the customary services of a transfer agent, a dividend disbursing agent and custodian of certain retirement plans and, as relevant, agent in connection with accumulation, open account or similar plans; and (viii) provide a system enabling the Funds to monitor the total number of shares sold in each state.

Distributor and Fund Accountant
-------------------------------

          Shares of the Funds are distributed continuously and without a sales load by BISYS (the "Distributor"). The Distributor has agreed to use appropriate efforts to solicit orders for the purchase of shares. No compensation is payable by the Funds to the Distributor for distribution services provided.

          Unless otherwise terminated, the Distribution Agreement will remain in effect until July 20, 1998, and thereafter will continue automatically with respect to each Fund from year to year if approved at least annually by the Company's Board of Directors, or by the vote of a majority of the outstanding voting securities of the Fund, and by the vote of a majority of the Directors of the Company who are not parties to the Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate in the event of its assignment, as defined in the 1940 Act.

          BISYS Fund Services Ohio, Inc. ("BISYS Ohio"), an affiliate of the Distributor, provides full fund accounting services for the Company, including the computation of each Fund's net asset value, net income and realized capital gains, if any.

Compensation of Administrator, Custodian, Transfer Agent and Fund Accountant
----------------------------------------------------------------------------

          Mercantile, the custodian and BISYS Ohio are entitled to receive fees based on the aggregate average daily net assets per portfolio of the Company. As compensation for transfer agency services provided, State Street is entitled to receive an annual fee based on the number of portfolios of the Company, plus a transaction charge for certain transactions and out-of-pocket expenses, and additional fees as compensation for sub-accounting services provided.

Banking Laws
------------

          The Glass-Steagall Act, among other things, prohibits banks from engaging to any extent in the business of underwriting securities, although national and state-chartered banks generally are permitted to purchase and sell securities upon the order and for the account of their customers. In 1971, the United States Supreme Court held in Investment Company Institute v. Camp that
                                    ------------------------------------
the Glass-Steagall Act prohibits a national bank from operating a fund for the collective investment of managing agency accounts. Subsequently, the Board of Governors of the Federal Reserve System (the "Board") issued a regulation and interpretation to the effect that the Glass-Steagall Act and such decision forbid a bank holding company registered under the Federal Bank Holding Company Act of 1956 (the "Holding Company Act") or any non-bank affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, but do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent and custodian to such an investment company. In 1981, the United States Supreme Court held in Board of Governors of the Federal Reserve System v. Investment
              --------------------------------------------------------------
Company Institute that the Board did not exceed its authority under the Holding
-----------------
Company Act when it adopted its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to registered closed-end investment companies.

          The Adviser believes, with respect to its activities as required by the Advisory and Administration Agreements and as contemplated by the Prospectus and this Statement of Additional Information, that, if the question were properly presented, a court should hold that the Adviser may perform such activities without violation of the Glass-Steagall Act or other applicable banking laws or regulations. It should be noted, however, that there have been no cases deciding whether banks may perform services comparable to those performed by the Adviser and that future changes in either federal or state statutes and regulations relating to permissible activities of banks or trust companies and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent the Adviser from continuing to perform such services for the Funds. If the Adviser were prohibited from continuing to perform advisory/administration services for the Funds, it is expected that the Board of Directors would recommend that the Funds affected enter into new agreements or would consider the possible termination of such Funds. Any new advisory agreement would be subject to shareholder approval.

          If current restrictions under the Glass-Steagall Act preventing a bank from sponsoring, organizing, controlling, or distributing shares of an investment company were relaxed, the Funds expect that the Adviser, or an affiliate of the Adviser, would consider the possibility of offering to perform additional services for the Funds. Legislation modifying such restrictions has been introduced in past sessions of Congress. It is not possible, of course, to predict whether or in what form such legislation might be enacted or the terms upon which the Adviser or such an affiliate, might offer to provide such services.

INDEPENDENT ACCOUNTANTS
-----------------------

          Coopers & Lybrand L.L.P., 2400 Eleven Penn Center, Philadelphia, Pennsylvania 19103, serve as independent accountants for the Company.

COUNSEL
-------

          Drinker Biddle & Reath LLP, Philadelphia National Bank Building, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107-3496, serve as counsel to the Company and will pass upon certain legal matters on behalf of the Company.

ADDITIONAL INFORMATION CONCERNING SHARES
----------------------------------------

          The Company was incorporated in Maryland on March 7, 1989. The Company's Articles of Incorporation authorize the Board of Directors to issue up to 10,000,000,000 full and fractional shares of capital stock, $.001 par value per share. The Company's Articles of Incorporation further authorize the Board of Directors to classify and reclassify any unissued shares into any number of additional classes of shares. Of these authorized shares, 400,000,000 shares are classified as Class K Common Stock representing shares of the National Tax-Exempt Bond Fund, 400,000,000 shares are classified as Class L Common Stock representing shares of the Total Return Bond Fund, 400,000,000 shares are classified as Class M Common Stock representing shares of the Equity Growth Fund, 400,000,000 shares are classified as Class N Common Stock representing shares of the Equity Income Fund and 400,000,000 shares are classified as Class O Common Stock representing shares of the Intermediate Tax-Exempt Bond Fund.

          In the event of a liquidation or dissolution of the Company or an individual Fund, shareholders of a particular Fund would be entitled to receive the assets available for distribution belonging to such Fund, and a proportionate distribution, based upon the relative net asset values of the Company's respective investment portfolios, of any general assets not belonging to any particular portfolio which are available for distribution. Shareholders of a Fund are entitled to participate equally in the net distributable assets of the particular Fund involved on liquidation, based on the number of shares of the Fund that are held by each shareholder.

          Shareholders of the Company's existing investment portfolios, as well as those of any other investment portfolio offered by the Company in the future, will vote in the aggregate and not by portfolio or class on all matters, except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio or class. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund affected by the matter. A Fund is affected by a matter unless it is clear that the interests of each Fund in the matter are substantially identical or that the matter does not affect any interest of the Fund. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of such Fund. However, the Rule also provides that the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts, and the election of directors may be effectively acted upon by shareholders of the Company voting together in the aggregate without regard to particular portfolios.

          Notwithstanding any provision of Maryland law requiring a greater vote of shares of the Company's Common Stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example by Rule 18f-2 discussed above) or by the Company's Articles of Incorporation, the Company may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of Common Stock voting without regard to class (or portfolio). The Company's Bylaws enable shareholders to call for a meeting to vote on the removal of one or more directors; the affirmative vote of a majority of the Company's outstanding shares is required to remove a director. Meetings of the Company's shareholders shall be called by the Board of Directors upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote.

          The Company's Articles of Incorporation authorize the Board of Directors, without shareholder approval (unless otherwise required by applicable law), to: (a) sell and convey a Fund's assets to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of such Fund to be redeemed at a price equal to their net asset value which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (b) sell and convert a Fund's assets into money and, in connection therewith, to cause all outstanding shares of such Fund to be redeemed at their net asset value; or (c) combine a Fund's assets with the assets belonging to one or more of the Company's other investment portfolios if the Board of Directors reasonably determines that such combination will not have a material adverse effect on the shareholders of any portfolio participating in such combination and, in connection therewith, to cause all outstanding shares of any such portfolio to be redeemed or converted into shares of another portfolio at their net asset value. The exercise of such authority may be subject to certain restrictions under the 1940 Act.


ADDITIONAL PERFORMANCE INFORMATION
----------------------------------

          Yield Calculations.  From time to time the Funds may quote their
          ------------------
yields in advertisements, sales literature or in reports to shareholders. The yield for a Fund is calculated by dividing the net investment income per share (as described below) earned during a 30-day period by its net asset value per share on the last day of the period and annualizing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. A Fund's net investment income per share earned during the period is based on the average daily number of shares outstanding in the Fund during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements. This calculation can be expressed as follows:

                       a-b
          Yield = 2 [(----- + 1)/6/ - 1]
                       cd

     Where:    a =  dividends and interest earned during the period.

               b =  expenses accrued for the period (net of reimbursements).

               c = the average daily number of shares out standing during the period that were entitled to receive dividends.

               d =  net asset value per share on the last day of the period.

          For the purpose of determining net investment income earned during the period (variable "a" in the formula), dividend income on equity securities held by a Fund is recognized by accruing 1/360 of the stated dividend rate of the security each day that the security is in the portfolio. Each Fund calculates interest earned on any debt obligations held in its portfolio by computing the yield to maturity of each obligation held by it based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each 30-day period, or, with respect to obligations purchased during the 30-day period, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent 30-day period that the obligation is in the portfolio. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations. The Tax-Exempt Funds calculate interest earned on tax-exempt obligations issued without original issue discount and having a current market discount by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations that are issued with original issue discount, where the discount based on the current market value exceeds the then-remaining portion of original issue discount, the yield to maturity is the imputed rate based on the original issue discount calculation. Conversely, where the discount based on the current market value is less than the remaining portion of the original issue discount, the yield to maturity is based on the market value.

          With respect to the treatment of discount and premium on mortgage or other receivables-backed obligations which are expected to be subject to monthly payments of principal and interest ("pay downs"), (a) gain or loss attributable to actual monthly pay downs is accounted for as an increase or decrease to interest income during the period; and (b) a Fund may elect either (i) to amortize the discount and premium on the remaining security, based on the cost of the security, to the weighted average maturity date, if such information is available, or to the remaining term of the security, if the weighted average maturity date is not available, or (ii) not to amortize discount or premium on the remaining security.

          Undeclared earned income may be subtracted from the net asset value per share (variable "d" in the formula). Undeclared earned income is the net investment income which, at the end of the 30-day base period, has not been declared as a dividend, but is reasonably expected to be and is declared as a dividend shortly thereafter.

          The Tax-Exempt Funds' "tax-equivalent" yields are computed by: (a) dividing the portion of a Fund's yield that is exempt from federal income tax by one minus a stated federal income tax rate, and (b) adding the figures resulting from (a) above to that portion, if any, of such yield that is not exempt from federal income tax.

          Total Return Calculations.  The Funds compute their average annual
          -------------------------
total returns by determining the average annual compounded rates of return during specified periods that equate the initial amount invested in a particular Fund to the ending redeemable value of such investment in the Fund. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

                      ERV  /1/n/
               T = [(-----) - 1]
                       P

     Where:    T =  average annual total return.

             ERV = ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.

               P =  hypothetical initial payment of $1,000.

               n = period covered by the computation, expressed in terms of years.

          The Funds compute their aggregate total returns by determining the aggregate rates of return during specified periods that likewise equate the initial amount invested in a particular Fund to the ending redeemable value of such investment in the Fund. The formula for calculating aggregate total return is as follows:

                      ERV
               T = [(-----) - 1]
                       P

          The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.

          Since performance will fluctuate, performance data for the Funds cannot necessarily be used to compare an investment in the Funds' shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions.

Hypothetical Performance Information
------------------------------------

          In addition to providing performance information that demonstrates the actual yield or return of a particular Fund over a particular period of time, the Tax-Exempt Funds may provide certain other information demonstrating hypothetical yields or returns. For example, the table below illustrates the approximate yield that a taxable investment must earn at various income brackets to produce after-tax yields equivalent to those of tax-exempt investments yielding from 4.00% to 6.50%. The yields below are for illustration purposes only and are not intended to represent current or future yields for the Tax-Exempt Funds, which may be higher or lower than those shown. A Fund's yield will fluctuate as market conditions change. For investors in a low tax bracket, investing in a tax-exempt investment may not be beneficial if a higher yield after taxes could be received from a taxable investment. Investors should be aware that tax brackets may change over time and they should consult their own tax adviser with specific reference to their own tax situation.


          For the Tax-Exempt Funds:
--------------------------------------------------------------------------------------------

                                           Federal
                                           Marginal
             Taxable Income                Tax               Tax-Exempt Yields
                                           Rate   4.00%  4.50%  5.00%  5.50%  6.00%  6.50%
--------------------------------------------------------------------------------------------
  Single Return       Joint Return                      Equivalent Taxable Yields

$      0 - $ 24,650   $      0 - $ 41,200     15%  4.71%  5.29%  5.88%  6.47%  7.06%  7.65%
$ 24,651 - $ 59,750   $ 41,201 - $ 99,600     28%  5.56%  6.25%  6.94%  7.64%  8.33%  9.03%
$ 59,751 - $124,650   $ 99,601 - $151,750     31%  5.80%  6.52%  7.25%  7.97%  8.70%  9.42%
$124,651 - $271,050   $151,751 - $271,050     36%  6.25%  7.03%  7.81%  8.59%  9.38%  10.16%
 Over $271,050         Over $271,050        39.6%  6.62%  7.45%  8.28%  9.11%  9.93%  10.76%
--------------------------------------------------------------------------------------------

The tax-exempt yields used here are hypothetical and no assurance can be made that the Tax-Exempt Funds will obtain any particular yields. A Fund's yield fluctuates as market conditions change. The tax brackets and related yield calculations are based on the 1997 Federal marginal tax rates indicated in the table. The table does not reflect the phase out of personal exemptions and itemized deductions which will apply to certain higher income taxpayers.
--------------------------------------------------------------------------------


Distribution Rates
------------------

          The Total Return Bond, National Tax-Exempt Bond and Intermediate Tax-Exempt Bond Funds may also quote from time to time distribution rates in reports to shareholders and in sales literature. The distribution rate for a specified period is calculated by annualizing the daily distributions of net investment income and dividing this amount by the daily ending net asset value, and then adding all the daily numbers and dividing by the number of days in the specified period. Distribution rates do not reflect realized and unrealized capital gains and losses.


Performance Comparisons
-----------------------

          From time to time, in advertisements or in reports to shareholders, a Fund's yield or total return may be quoted and compared to that of other mutual funds with similar investment objectives and to stock or other relevant indices. The total return and yield of the Funds may be compared to the Consumer Price Index; the total returns and yields of the Equity Income Fund and Equity Growth Fund may be compared to the Standard & Poor's 500 Index, an index of unmanaged groups of common stocks or the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industrial companies listed on the New York Stock Exchange; the total return and yield of the Total Return Bond Fund may be compared to the Salomon Brothers Broad Investment Grade Bond Index; the total return and yield of the National Tax-Exempt Bond Fund may be compared to the Lehman Brothers Municipal Bond Index; and the total return and yield of the Intermediate Tax-Exempt Bond Fund may be compared to the Lehman Brothers 1-10 Blend Municipal Bond Index. In addition, total return and yield data as reported in national financial publications such as Money Magazine, Forbes, Barron's, The Wall Street Journal, and The New York Times, or in publications of a local or regional nature, may be used in comparing the performance of a Fund. The total return and yield of a Fund may also be compared to data prepared by Lipper Analytical Services, Inc. and Morningstar.

          From time to time, the Company may include the following types of information in advertisements, supplemental sales literature and reports to shareholders: (1) discussions of general economic or financial principles (such as the effects of inflation, the power of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for one or more of the investment portfolios within the Company; (5) descriptions of investment strategies for one or more of such portfolios; (6) descriptions or comparisons of various savings and investment products (including but not limited to insured bank products, annuities, qualified retirement plans and individual stocks and bonds) which may or may not include such portfolios; (7) comparisons of investment products (including such portfolios) with relevant market or industry indices or other appropriate benchmarks; and (8) discussions of portfolio rankings or ratings by recognized rating organizations. The Company may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any of the Funds.

          Information concerning the current yield and performance of the Funds may be obtained by calling 1-800-551-2145.


MISCELLANEOUS
-------------

          As used in this Statement of Additional Information and in the Prospectus, a "majority of the outstanding shares" of a Fund means, with respect to the approval of an investment advisory agreement or a change in a fundamental investment policy, the lesser of (1) 67% of the shares of the particular

Fund represented at a meeting at which the holders of more than 50% of the outstanding shares of such Fund are present in person or by proxy, or (2) more than 50% of the outstanding shares of such Fund.

          As of November 18, 1997, Mercantile-Safe Deposit and Trust Company ("Mercantile"), Two Hopkins Plaza, Baltimore, Maryland 21201, owned of record substantially all of the shares of the Company's Prime Money Market Fund, Government Money Market Fund, Tax-Exempt Money Market Fund, Tax-Exempt Money Market Fund (Trust), International Equity Fund and Maryland Tax-Exempt Bond Fund. Mercantile is a wholly-owned subsidiary of Mercantile Bancshares Corporation and is a Maryland trust company. The Company believes that substantially all of the shares held of record by Mercantile were beneficially owned by its customers.

          As of November 18, 1997, the name, address and percentage ownership of each person, in addition to Mercantile, that beneficially owned 5% or more of the outstanding shares of the Company was as follows: Prime Money Market Fund - The Johns Hopkins Hospital, 600 North Wolfe Street, Baltimore, MD 21287 (6.99%); Government Money Market Fund - Mr. James G. Robinson, 10 East Lee Street, Suite 2705, Baltimore, MD 21202 (8.85%); Tax-Exempt Money Market Fund - Mr. Fred Hittman, 3211 Keyser Road, Baltimore, MD 21208 (5.44%); Tax-Exempt Money Market Fund (Trust) - Robert H. Levi Marital Trust, c/o Mercantile-Safe Deposit and Trust Company, Two Hopkins Plaza, Baltimore, MD 21201 (6.43%); Betty Washington White Deed of Trust, c/o Mercantile-Safe Deposit and Trust Company, Two Hopkins Plaza, Baltimore, MD 21201 (9.25%); Maryland Tax-Exempt Bond Fund - Mr. Kenneth H. Roberts, 6287 Firethorn Drive, Clarksville, MD 21029 (17.18%); Mr. Charles C. Fenwick, Sr., Belmont Farms, 3302 Belmont Road, Glyndon, MD 21071 (7.27%); Growth & Income Fund -Mr. Willard Hackerman, 1 Slade Avenue, Baltimore, MD 21208-5240 (6.85%).

                                   APPENDIX A
                                   ----------


COMMERCIAL PAPER RATINGS
------------------------

          A Standard & Poor's ("S&P") commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

          "A-1" - The highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

          "A-2" - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

          "A-3" - Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

          "B" - Issues are regarded as having only a speculative capacity for timely payment.

          "C" - This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

          "D" - Issues are in payment default. The "D" rating category is used when interest payments of principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.


          Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually senior debt obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

          "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

          "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

          "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effects of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

          "Not Prime" - Issuers do not fall within any of the Prime rating categories.


          The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

          "D-1+" - Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

          "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

          "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

          "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

          "D-3" - Debt possesses satisfactory liquidity and other protection factors qualify issues as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

          "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

          "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.

          Fitch short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years. The following summarizes the rating categories used by Fitch for short-term obligations:

          "F-1+" - Securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

          "F-1" - Securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

          "F-2" - Securities possess good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" ratings.

          "F-3" - Securities possess fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

          "F-S" - Securities possess weak credit quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

          "D" - Securities are in actual or imminent payment default.

          "LOC" - The symbol "LOC" indicates that the rating is based on a letter of credit issued by a commercial bank.

          Thomson BankWatch short-term ratings assess the likelihood of an untimely payment of principal and interest of debt instruments with original maturities of one year or less. The following summarizes the ratings used by Thomson BankWatch:

          "TBW-1" - This designation represents Thomson BankWatch's highest category and indicates a very high likelihood that principal and interest will be paid on a timely basis.

          "TBW-2" - This designation represents Thomson BankWatch's second-highest category and indicates that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

          "TBW-3" - This designation represents Thomson BankWatch's lowest investment-grade category and indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

          "TBW-4" - This designation represents Thomson BankWatch's lowest rating category and indicates that the obligation is regarded as non-investment grade and therefore speculative.


          IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for short-term debt ratings:

          "A1" - Obligations are supported by the highest capacity for timely repayment. Where issues possess a particularly strong credit feature, a rating of "A1+" is assigned.

          "A2" - Obligations are supported by a satisfactory capacity for timely repayment although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

          "A3" - Obligations are supported by an adequate capacity for timely repayment such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

          "B" - Obligations for which the capacity for timely repayment is susceptible to adverse changes in business, economic, or financial conditions.

          "C" - Obligations for which there is a high risk of default or which are currently in default.


CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS
----------------------------------------------

          The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

          "AAA" - This designation represents the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

          "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

          "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

          "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

          "BB," "B," "CCC," "CC" and "C" - Debt is regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

          "BB" - Debt is less vulnerable to non-payment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

          "B" - Debt is more vulnerable to non-payment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

          "CCC" - Debt is currently vulnerable to non-payment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

          "CC" - An obligation rated "CCC" is currently highly vulnerable to non-payment.

          "C" - The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

          "D" - An obligation rated "D" is in payment default. This rating is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

          PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

          "r" - This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

     The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

          "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

          "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

          "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" are of poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

          Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

          (P)... - When applied to forward delivery bonds, indicates that the rating is provisional pending delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.


          Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols, Aa1, A1, Baa1, Ba1 and B1.

          The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

          "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

          "AA" - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

          "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

          "BBB" - Debt possesses below-average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

          "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

          To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

          The following summarizes the ratings used by Fitch for corporate and municipal bonds:

          "AAA" - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

          "AA" - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

          "A" - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

          "BBB" - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

          "BB" - Bonds considered to be speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

          "B" - Bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

          "CCC" - Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

          "CC" - Bonds are minimally protected. Default in payments of interest and/or principal seems probable over time.

          "C" - Bonds are in imminent default in payment of interest or principal.

          "DDD," "DD" and "D" - Bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these securities, and "D" represents the lowest potential for recovery.

          To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" to "C" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

          IBCA assesses the investment quality of unsecured debt with an original maturity of more than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for long-term debt ratings:

          "AAA" - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk substantially.

          "AA" - Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions may increase investment risk, albeit not very significantly.

          "A" - Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

          "BBB" - Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

          "BB," "B," "CCC," "CC," and "C" - Obligations are assigned one of these ratings where it is considered that speculative characteristics are present. "BB" represents the lowest degree of speculation and indicates a possibility of investment risk developing. "C" represents the highest degree of speculation and indicates that the obligations are currently in default.

          IBCA may append a rating of plus (+) or minus (-) to a rating below "AAA" to denote relative status within major rating categories.


          Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

          "AAA" - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is extremely high.

          "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk compared to issues rated in the highest category.

          "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          "BBB" - This designation represents Thomson BankWatch's lowest investment-grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          "BB," "B," "CCC," and "CC," - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

          "D" - This designation indicates that the long-term debt is in default.

          PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.


MUNICIPAL NOTE RATINGS
----------------------

          A Standard and Poor's rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's Ratings Group for municipal notes:

          "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess very strong characteristics are given a plus (+) designation.

          "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

          "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.


          Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

          "MIG-1"/"VMIG-1" - This designation denotes best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

          "MIG-2"/"VMIG-2" - This designation denotes high quality, with margins of protection ample although not so large as in the preceding group.

          "MIG-3"/"VMIG-3" - This designation denotes favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

          "MIG-4"/"VMIG-4" - This designation denotes adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

          "SG" - This designation denotes speculative quality and lack of margins of protection.


          Fitch and Duff & Phelps use the short-term ratings described under Commercial Paper Ratings for municipal notes.

                                   APPENDIX B
                                   ----------


          As stated in the Prospectus, the Funds may enter into futures contracts and options in an effort to have fuller exposure to price movements in securities markets pending investment of purchase orders or while maintaining liquidity to meet potential shareholder redemptions and for other hedging and investment purposes. Such transactions are described in this Appendix.

I.   Interest Rate Futures Contracts.
     -------------------------------

          Use of Interest Rate Futures Contracts.  Bond prices are established
          --------------------------------------
in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, a Fund might use interest rate futures as a defense, or hedge, against anticipated interest rate changes and not for speculation. As described below, this would include the use of futures contract sales to protect against expected increases in interest rates and futures contract purchases to offset the impact of interest rate declines.

          A Fund presently could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by a Fund, through using futures contracts.

          Description of Interest Rate Futures Contracts.  An interest rate
          ----------------------------------------------
futures contract sale would create an obligation by a Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase would create an obligation by a Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until at or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

          Although interest rate futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Closing out a futures contract sale is effected by the Fund's entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Fund is paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Fund's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.

          Interest rate futures contracts are traded in an auction environment on the floors of several exchanges -principally, the Chicago Board of Trade and the Chicago Mercantile Exchange. The Funds would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

          A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury bonds and notes; Government National Mortgage Association (GNMA) modified pass-through mortgage-backed securities; three-month United States Treasury bills; and ninety-day commercial paper. A Fund may trade in any futures contract for which there exists a public market, including, without limitation, the foregoing instruments.

          Examples of Futures Contract Sale.  A Fund might engage in an interest
          ---------------------------------
rate futures contract sale to maintain the income advantage from continued holding of a long-term bond while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term securities prices. Assume that the market value of a certain security in a Fund tends to move in concert with the futures market prices of long-term United States Treasury bonds ("Treasury bonds"). The Adviser wishes to fix the current market value of this portfolio security until some point in the future. Assume the portfolio security has a market value of 100, and the Adviser believes that, because of an anticipated rise in interest rates, the value will decline to 95. The Fund might enter into futures contract sales of Treasury bonds for an equivalent of 98. If the market value of the portfolio security does indeed decline from 100 to 95, the equivalent futures market price for the Treasury bonds might also decline from 98 to 93.

          In that case, the five-point loss in the market value of the portfolio security would be offset by the five-point gain realized by closing out the futures contract sale. Of course, the futures market price of Treasury bonds might well decline to more than 93 or to less than 93 because of the imperfect correlation between cash and futures prices mentioned below.

          The Adviser could be wrong in its forecast of interest rates and the equivalent futures market price could rise above 98. In this case, the market value of the portfolio securities, including the portfolio security being protected, would increase. The benefit of this increase would be reduced by the loss realized on closing out the futures contract sale.

          If interest rate levels did not change, the Fund in the above example might incur a loss of 2 points (which might be reduced by an off-setting transaction prior to the settlement date). In each transaction, transaction expenses would also be incurred.

          Examples of Futures Contract Purchase.  A Fund might engage in an
          -------------------------------------
interest rate futures contract purchase when it is not fully invested in long-term bonds but wishes to defer for a time the purchase of long-term bonds in light of the availability of advantageous interim investments, e.g., shorter-term securities whose yields are greater than those available on long-term bonds. The Fund's basic motivation would be to maintain for a time the income advantage from investing in the short-term securities; the Fund would be endeavoring at the same time to eliminate the effect of all or part of an expected increase in market price of the long-term bonds that the Fund may purchase.

          For example, assume that the market price of a long-term bond that a Fund may purchase, currently yielding 10%, tends to move in concert with futures market prices of Treasury bonds. The Adviser wishes to fix the current market price (and thus 10% yield) of the long-term bond until the time (four months away in this example) when it may purchase the bond. Assume the long-term bond has a market price of 100, and the Adviser believes that, because of an anticipated fall in interest rates, the price will have risen to 105 (and the yield will have dropped to about 9 1/2%) in four months. The Fund might enter into futures contracts purchases of Treasury bonds for an equivalent price of
98. At the same time, the Fund would assign a pool of investments in short-term securities that are either maturing in four months or earmarked for sale in four months, for purchase of the long-term bond at an assumed market price of 100. Assume these short-term securities are yielding 15%. If the market price of the long-term bond does indeed rise from 100 to 105, the equivalent futures market price for Treasury bonds might also rise from 98 to 103. In that case, the 5-point increase in the price that the Fund pays for the long-term bond would be offset by the 5-point gain realized by closing out the futures contract purchase.

          The Adviser could be wrong in its forecast of interest rates; long-term interest rates might rise to above 10%; and the equivalent futures market price could fall below 98. If short-term rates at the same time fall to 10% or below, it is possible that the Fund would continue with its purchase program for long-term bonds. The market price of available long-term bonds would have decreased. The benefit of this price decrease, and thus yield increase, will be reduced by the loss realized on closing out the futures contract purchase.

          If, however, short-term rates remained above available long-term rates, it is possible that the Fund would discontinue its purchase program for long-term bonds. The yield on short-term securities in the portfolio, including those originally in the pool assigned to the particular long-term bond, would remain higher than yields on long-term bonds. The benefit of this continued incremental income will be reduced by the loss realized on closing out the futures contract purchase. In each transaction, expenses would also be incurred.

II.   Index Futures Contracts.
      -----------------------

          A stock or bond index assigns relative values to the stocks or bonds included in the index and the index fluctuates with changes in the market values of the stocks or bonds included. A stock or bond index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value (which assigns relative values to the common stocks or bonds included in the index) at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying stocks in the index is made. Some stock index futures contracts are based on broad market indices, such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index. In contrast, certain exchanges offer futures contracts on narrower market indices, such as the Standard & Poor's 100 or indices based on an industry or market segment, such as oil and gas stocks. Futures contracts are traded on organized exchanges regulated by the Commodity Futures Trading Commission. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

          A Fund will sell index futures contracts in order to offset a decrease in market value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, a Fund will purchase index futures contracts in anticipation of purchases of securities. In a substantial majority of these transactions, a Fund will purchase such securities upon termination of the long futures position, but a long futures position may be terminated without a corresponding purchase of securities.

          In addition, a Fund may utilize index futures contracts in anticipation of changes in the composition of its portfolio holdings. For example, in the event that a Fund expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. A Fund may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of its portfolio will decline prior to the time of sale.

          The following are examples of transactions in stock index futures (net of commissions and premiums, if any).

                  ANTICIPATORY PURCHASE HEDGE:  Buy the Future
               Hedge Objective:  Protect Against Increasing Price

  Portfolio                      Futures
  ---------                      -------

                                -Day Hedge is Placed-

Anticipate Buying $62,500         Buying 1 Index Futures
  Equity Portfolio                 at 125
                                  Value of Futures =
                                        $62,500/Contract

                                -Day Hedge is Lifted-

Buy Equity Portfolio with       Sell 1 Index Futures at 130
  Actual Cost = $65,000            Value of Futures = $65,000/
Increase in Purchase Price =        Contract
  $2,500                           Gain on Futures = $2,500

                  HEDGING A STOCK PORTFOLIO:  Sell the Future
                  Hedge Objective:  Protect Against Declining
                               Value of the Fund

Factors:

Value of Stock Fund = $1,000,000
Value of Futures Contract = 125 x $500 = $62,500
Fund Beta Relative to the Index = 1.0

Portfolio                                    Futures
--------------------------------  -----------------------------

                                  -Day Hedge is Placed-

Anticipate Selling $1,000,000       Sell 16 Index Futures at 125
  Equity Portfolio                Value of Futures = $1,000,000

                                  -Day Hedge is Lifted-

Equity Portfolio-Own              Buy 16 Index Futures at 120
  Stock with Value = $960,000        Value of Futures = $960,000
  Loss in Fund Value = $40,000    Gain on Futures = $40,000

          If, however, the market moved in the opposite direction, that is, market value decreased and a Fund had entered into an anticipatory purchase hedge, or market value increased and a Fund had hedged its stock portfolio, the results of the Fund's transactions in stock index futures would be as set forth below.

                  ANTICIPATORY PURCHASE HEDGE:  Buy the Future
               Hedge Objective:  Protect Against Increasing Price

  Portfolio                      Futures
  ---------                      -------

                                    -Day Hedge is Placed-
Anticipate Buying $62,500              Buying 1 Index Futures at 125
  Equity Portfolio                  Value of Futures = $62,500/
                                        Contract

                                    -Day Hedge is Lifted-

Buy Equity Portfolio with           Sell 1 Index Futures at 120
  Actual Cost - $60,000                Value of Futures = $60,000/
Decrease in Purchase Price = $2,500         Contract
                                    Loss on Futures = $2,500


                  HEDGING A STOCK PORTFOLIO:  Sell the Future
                  Hedge Objective:  Protect Against Declining
                               Value of the Fund

Factors:

Value of Stock Fund = $1,000,000
Value of Futures Contract = 125 x $500 = $62,500
Fund Beta Relative to the Index = 1.0

Portfolio                                     Futures
---------                                     -------

                                           -Day Hedge is Placed-

Anticipate Selling $1,000,000              Sell 16 Index Futures at 125
  Equity Portfolio                           Value of Futures = $1,000,000

                                           -Day Hedge is Lifted-

Equity Portfolio-Own                       Buy 16 Index Futures at 130
  Stock with Value = $1,040,000               Value of Futures = $1,040,000
  Gain in Fund Value = $40,000             Loss of Futures = $40,000

III.  Futures Contracts on Foreign Currencies.
      ---------------------------------------

          A futures contract on foreign currency creates a binding obligation on one party to deliver, and a corresponding obligation on another party to accept delivery of, a stated quantity of a foreign currency, for an amount fixed in U.S. dollars. Foreign currency futures may be used by a Fund to hedge against exposure to fluctuations in exchange rates between the U.S. dollar and other currencies arising from multinational transactions.

IV.  Margin Payments.
     ---------------

          Unlike when a Fund purchases or sells a security, no price is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, a Fund will be required to deposit with the broker or in a segregated account with the

Fund's custodian an amount of cash or liquid portfolio securities, the value of which may vary but is generally equal to 10% or less of the value of the contract. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking-to-market. For example, when a Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where a Fund has purchased a futures contract and the price of the futures contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the Adviser may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

V.   Risks of Transactions in Futures Contracts.
     ------------------------------------------

          There are several risks in connection with the use of futures by a Fund. One risk arises because of the imperfect correlation between movements in the price of the future and movements in the price of the securities which are the subject of a hedge. The price of the future may move more than or less than the price of the securities being hedged. If the price of the future moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the future. If the price of the future moves more than the price of the hedged securities, the Fund will experience either a loss or gain on the future which will not be completely offset by movements in the price of the securities which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of securities being hedged and movements in the price of futures contracts, a Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the volatility over a particular time period of the prices of such securities has been greater than the volatility over such time period of the future, or if otherwise deemed to be appropriate by the investment adviser. Conversely, a Fund may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the securities being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the adviser. It is also possible that, where a Fund has sold futures to hedge its portfolio against a decline in the market, the market may advance and the value of securities held in the Fund may decline. If this occurred, the Fund would lose money on the future and also experience a decline in value in its portfolio securities.

          Where futures are purchased to hedge against a possible increase in the price of securities before a Fund is able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest in securities or options at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

          In instances involving the purchase of futures con tracts by a Fund, an amount of cash or liquid portfolio securities, equal to the market value of the futures contracts, will be deposited in a segregated account with the Fund's custodian and/or in a margin account with a broker to collateralize the position and thereby reduce the leverage effect resulting from the use of such futures.

          In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and any securities being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Adviser may still not result in a successful hedging transaction over a short time frame.

          Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Funds intend to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will normally not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

          Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions.

          Successful use of futures by the Funds is also subject to the Adviser's ability to predict correctly movements in the direction of the market. For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

VI.  Options on Futures Contracts.
     ----------------------------

          The Funds may purchase options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing, an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss.

          Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs).

VII.  Other Transactions
      ------------------

          The Funds are authorized to enter into transactions in any other futures or options contracts which are currently traded or which may subsequently become available for trading. Such instruments may be employed in connection with the Funds' hedging and other investment strategies if, in the judgment of the Adviser, transactions therein are necessary or advisable.

Part C
------

          Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                          PART C.  OTHER INFORMATION

Item 24.  Financial Statements and Exhibits.
          ---------------------------------


          (a)  Financial Statements:  None

          (b)  Exhibits:


               (1)  (a)  Articles of Incorporation of Registrant dated February
                         23, 1989 and recorded in the State of Maryland on March 7, 1989 are incorporated herein by reference to Exhibit
                         (1)(a) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed on September 26, 1997.


                    (b) Notice of Change of Resident Agent and Principal Office Address, dated May 17, 1989 is incorporated herein by reference to Exhibit (1)(b) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed on September 26, 1997.


                    (c) Articles Supplementary dated October 15, 1990 and recorded in the State of Maryland on October 30, 1990 are incorporated herein by reference to Exhibit (1)(c) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed on September 26,
                         1997.


                    (d) Articles Supplementary dated January 16, 1992 and recorded in the State of Maryland on January 28, 1992 are incorporated herein by reference to Exhibit (1)(d) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed on September 26,
                         1997.


                    (e) Articles Supplementary dated June 23, 1993 and recorded in the State of Maryland on June 25, 1993 are incorporated herein by reference to Exhibit (1)(e) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed on September 26,
                         1997.

                    (f) Articles Supplementary dated May 31, 1994 and recorded in the State of Maryland on June 23, 1994 are incorporated herein by reference to Exhibit (1)(f) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed on September 26,
                         1997.


                    (g) Articles Supplementary dated November 22, 1995 and recorded in the State of Maryland on November 27, 1995 are incorporated herein by reference to Exhibit (1)(g) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed on September 26,
                         1997.


                    (h) Articles Supplementary dated June 8, 1997 and recorded in the State of Maryland on June 19, 1997 are incorporated herein by reference to Exhibit (1)(h) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed on September 26,
                         1997.


                    (i) Form of Articles Supplementary relating to the Equity Income, Equity Growth, Total Return Bond, National Tax-Exempt Bond and Intermediate Tax-Exempt Bond
                         Funds.


               (2)  (a)  Bylaws of Registrant are incorporated herein by
                         reference to Exhibit (2)(a) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed on September 26, 1997.


                    (b) Amendment to Bylaws adopted April 23, 1990 is incorporated herein by reference to Exhibit (2)(b) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed on September 26,
                         1997.


                    (c) Amendment to Bylaws adopted July 17, 1991 is incorporated herein by reference to Exhibit (2)(c) of Post-Effective Amendment No. 19 to the
                         Registrant's

                         Registration Statement filed on September 26,
                         1997.


                    (d) Amendment to Bylaws adopted January 22, 1996 is incorporated herein by reference to Exhibit (2)(d) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed on September 26,
                         1997.

                (3)      None.


                (4) (a) See Article VI, Section 7.2 of Article VII, Article VIII and Section 10.2 and 10.4 of Article X of the Registrant's Articles of Incorporation incorporated herein by reference to Exhibit (1)(a) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed on September 26, 1997.


                    (b)  See Article I, Section 2.1 and 2.11 of Article II,
                         Article IV and Section 6.1 of Article VI of the Registrant's Bylaws, as amended, incorporated herein by reference to Exhibits (2)(a), (2)(b), (2)(c) and (2)(d) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed on September 26,
                         1997.


                (5) (a) Advisory Agreement between Registrant and Mercantile-Safe Deposit and Trust Company with respect to the Prime, Government and Tax-Exempt Money Market Funds, dated July 21, 1989 is incorporated herein by reference to Exhibit (5)(a) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed on September 26, 1997.


                    (b) Advisory Agreement between Registrant and Mercantile-Safe Deposit and Trust Company with respect to the Tax-Exempt Money Market Fund (Trust), dated July 21, 1989 is incorporated herein by reference to Exhibit (5)(b) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed on September 26,
                         1997.

                    (c) Advisory Agreement between Registrant and Mercantile-Safe Deposit and Trust Company with respect to the Growth & Income (formerly Value Equity) and Limited Maturity Bond (formerly Intermediate Fixed Income) Funds, dated November 13, 1990 is incorporated herein by reference to Exhibit (5)(c) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed on September 26, 1997.


                    (d) Advisory Agreement dated February 3, 1992 between Registrant and Mercantile-Safe Deposit and Trust Company with respect to the Maryland Tax-Exempt Bond Fund is incorporated herein by reference to Exhibit
                         (5)(d) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed on September 26, 1997.


                    (e) Advisory Agreement dated June 29, 1993 between Registrant and Mercantile-Safe Deposit and Trust Company with respect to the International Equity Fund is incorporated herein by reference to Exhibit (5)(e) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed on September 26,
                         1997.


                    (f) Sub-Advisory Agreement dated as of March 19, 1996 between Mercantile-Safe Deposit and Trust Company and CastleInternational Asset Management Limited with respect to the International Equity Fund is incorporated herein by reference to Exhibit (5)(f) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed on September 26,
                         1997.

                    (g) Advisory Agreement between Registrant and Mercantile-Safe Deposit and Trust Company with respect to the Diversified Real Estate Fund dated July 10, 1997.


                    (h) Form of Advisory Agreement between Registrant and Mercantile-Safe Deposit and Trust Company with respect to the Equity Income, Equity Growth, Total Return Bond, National Tax-Exempt Bond and Intermediate Tax-Exempt Bond Funds.


                (6) (a) Distribution Agreement between Registrant and The Winsbury Company, dated October 1, 1993 is incorporated herein by reference to Exhibit (6)(a) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed on September 26, 1997.

                    (b) Amendment dated July 28, 1997 to Schedule A of Distribution Agreement between Registrant and BISYS Fund Services (f/k/a The Winsbury Company).


                    (c) Form of Amendment to Schedule A of Distribution Agreement between Registrant and BISYS Fund Services (f/k/a The Winsbury Company) with respect to the Equity Income, Equity Growth, Total Return Bond, National Tax-Exempt Bond and Intermediate Tax-Exempt Bond
                         Funds.

                (7)      None.


                (8) (a) Custody Agreement between Registrant and Fifth Third Bank, dated May 28, 1993 is incorporated herein by reference to Exhibit (8)(a) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed on September 26, 1997.


                    (b) Letter Agreement dated July 28, 1997 supplementing the Custody Agreement between Registrant and Fifth Third Bank is incorporated herein by reference to Exhibit
                         (8)(b) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed on September 26, 1997.


                    (c) Form of Letter Agreement supplementing the Custody Agreement between Registrant and Fifth Third Bank.

                    (d) Custodian Contract dated June 29, 1993 between Registrant and State Street Bank and Trust Company with respect to the International Equity Fund is incorporated herein by reference to Exhibit (8)(c) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed on September 26,
                         1997.


                (9) (a) Transfer Agency and Service Agreement dated as of November 1, 1992 between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (9)(a) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed on September 26, 1997.


                    (b) Letter Agreement dated June 29, 1993 supplementing the Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (9)(b) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed on September 26,
                         1997.


                    (c) Amendment No. 1 dated as of May 1, 1995 to Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (9)(c) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed on September 26, 1997.


                    (d) Letter Agreement dated July 28, 1997 supplementing the Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust
                         Company.


                    (e) Form of Letter Agreement supplementing the Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company.


                    (f) Administration Agreement between Registrant and Mercantile-Safe Deposit & Trust Company, dated May 28, 1993 is incorporated herein by reference to Exhibit (9)(e) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed on September 26,
                         1997.


                    (g) Amendment dated July 10, 1997 to Schedule A of Administration Agreement between Registrant and Mercantile-Safe Deposit and Trust Company.


                    (h) Form of Amendment to Schedule A of Administration Agreement between Registrant and Mercantile-Safe Deposit and Trust Company.


                    (i) Fund Accounting Agreement between Registrant and The Winsbury Service Corporation, dated October 1, 1993 is incorporated herein by reference to Exhibit (9)(g) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed on September 26,
                         1997.


                    (j) Amendment dated July 28, 1997 to Schedules A and B of the Fund Accounting Agreement between Registrant and BISYS Fund Services Ohio, Inc. (f/k/a The Winsbury Service Corporation).


                    (k) Form of Amendment to Schedules A and B of the Fund Accounting Agreement between Registrant and BISYS Fund Services, Ohio, Inc. (f/k/a The Winsbury Service Corporation).

               (10)      Opinion and Consent of counsel.

               (11) (a)  Consent of Coopers & Lybrand L.L.P.

                    (b)  Consent of Drinker Biddle & Reath LLP

               (12)      None.


               (13) (a) Purchase Agreement between Registrant and The Winsbury Company dated May 28, 1993 is incorporated herein by reference to Exhibit (13)(a) of Post-Effective Amendment No. 19 to the Registrant's

                         Registration Statement filed on September 26,
                         1997.


                    (b) Purchase Agreement between Registrant and BISYS Fund Services Ohio, Inc. dated July 31, 1997 is incorporated herein by reference to Exhibit (13)(b) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed on September 26,
                         1997.


                    (c) Form of Purchase Agreement between Registrant and BISYS Fund Services Ohio, Inc. with respect to the Equity Income Fund.


                    (d) Form of Purchase Agreement between Registrant and BISYS Fund Services Ohio, Inc. with respect to the Equity Growth Fund.


                    (e) Form of Purchase Agreement between Registrant and BISYS Fund Services Ohio, Inc. with respect to the Total Return Bond Fund.


                    (f) Form of Purchase Agreement between Registrant and BISYS Fund Services Ohio, Inc. with respect to the National Tax-Exempt Bond Fund.


                    (g) Form of Purchase Agreement between Registrant and BISYS Fund Services Ohio, Inc. with respect to the Intermediate Tax-Exempt Bond Fund.

               (14)      None.

               (15)      None.

               (16) (a) Schedule for Computation of Performance Quotations with respect to the Prime, Government and Tax-Exempt Money Market Funds and the Tax-Exempt Money Market Fund (Trust) is incorporated herein by reference to Exhibit
                         (16) of Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A, filed on November 21, 1990.

                    (b) Schedule for Computation of Performance Quotations with respect to the Growth & Income (formerly Value Equity) and Limited Maturity Bond (formerly Intermediate Fixed Income) Funds is incorporated herein by reference to Exhibit (16)(b) of Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A, filed on August 12, 1991.

                    (c) Schedule for Computation of Performance Quotations with respect to the Maryland Tax-Exempt Bond Fund and Limited Maturity Bond (formerly Intermediate Fixed Income) Fund is incorporated herein by reference to
                         Exhibit 16(c) of Post-Effective Amendment No. 7 to the Registrant's Statement on Form N-1A, filed on October 1, 1992.

                    (d) Schedule for Computation of Performance Quotations with respect to the International Equity Fund is incorporated herein by reference to Exhibit 16(d) of Post-Effective Amendment No. 11 to the Registrant's Statement on Form N-1A, filed on December 30, 1993.

               (18)      None.


               (27)      Inapplicable.

Item 25.  Persons Controlled by or under Common Control
          with Registrant.
          ---------------------------------------------

          Inapplicable.

Item 26.  Number of Holders of Securities.
          -------------------------------


          The following information is as of November 18, 1997.


               Title of Class            Number of Record Holders
               --------------            ------------------------
               Class A Common Stock                3,011
               Class B Common Stock                3,529
               Class C Common Stock                  397
               Class D Common Stock                  353
               Class E Common Stock                4,167
               Class F Common Stock                2,590
               Class G Common Stock                  100
               Class H Common Stock                2,787
               Class I Common Stock                    0
               Class J Common Stock                   18


Item 27.  Indemnification.
          ---------------


          Indemnification of Registrant's Adviser against certain losses is provided for in Section 6 of the Advisory Agreement with respect to the Prime, Government and Tax-Exempt Money Market Funds incorporated herein by reference as Exhibit (5)(a), Section 6 of the Advisory Agreement with respect to the Tax-Exempt Money Market Fund (Trust) incorporated herein by reference as Exhibit
(5)(b), Section 6 of the Advisory Agreement with respect to the Growth & Income (formerly Value Equity) and Limited Maturity Bond (formerly Intermediate Fixed Income) Funds incorporated herein by reference as Exhibit (5)(c), Section 6 of the Advisory Agreement with respect to the Maryland Tax-Exempt Bond Fund incorporated herein by reference as Exhibit 5(d), Section 6 of the Advisory Agreement with respect to the International Equity Fund incorporated herein by reference as Exhibit (5)(e), Section 6 of the Advisory Agreement with respect to the Diversified Real Estate Fund filed herein as Exhibit (5)(g) and Section 6 of the Form of Advisory Agreement with respect to the Equity Income, Equity Growth, Total Return Bond, National Tax-Exempt Bond and Intermediate Tax-Exempt Bond Funds filed herein as Exhibit (5)(h). Indemnification of the Registrant's Administrator is provided for in Section 4 of the Administration Agreement incorporated herein by reference as Exhibit (9)(f); and Indemnification of Registrant's principal underwriter is provided for in Section 1.11 of the Distribution Agreement incorporated herein by reference as Exhibit (6)(a).
Section 7.3 of the Registrant's Articles of Incorporation incorporated herein by reference as Exhibit (1)(a) provides as follows:

            (a) To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the Corporation shall have any liability to the Corporation or its stockholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

            (b) The Corporation shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent permitted by the Maryland General Corporation Law. The Corporation shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors may by Bylaw, resolution, or agreement make further provision for indemnification of directors, officers, employees, and agents to the fullest extent permitted by the Maryland General Corporation Law.

            (c) No provision of this Article shall be effective to protect or purport to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

            (d) References to the Maryland General Corporation Law in this Article are to the law as from time to time amended. No further amendment to the Articles of Incorporation of the Corporation shall affect any right of any person under this Article based on any event, omission, or proceeding prior to such amendment.


          Section 6.2 of the Registrant's Bylaws incorporated herein by reference as Exhibit (2)(a) provides further as follows:

          Indemnification of Directors and Officers.
          -----------------------------------------

            (a)  Indemnification.  The Corporation shall indemnify its directors
                 ---------------
          to the fullest extent permitted by the Maryland General Corporation Law. The Corporation shall indemnify its officers to the same extent as its directors and to such further extent as is consistent with law. The Corporation shall indemnify its directors and officers who while serving as directors or officers also serve at the request of the Corporation as a director, officer, partner, trustee, employee, agent, or fiduciary of another corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan to the same extent as its directors and, in the case of officers, to such further extent as is consistent with law. This Article shall not protect any such person against any liability to the Corporation or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office ("disabling conduct").

            (b)  Advances.  Any current or former director or officer of the
                 --------
          Corporation claiming indemnification within the scope of this Section
          6.2 shall be entitled to advances from the Corporation for payment of the reasonable expenses incurred by him in connection with the proceedings to which he is a party in the manner and to the full extent permissible under applicable state corporation laws, the Securities Act of 1933 and the Investment Company Act of 1940, as such statutes are now or hereafter in force.

            (c)  Procedures.  On the request of any current or former director
                 ----------
          or officer requesting indemnification or an advance under this Section 6.2, the Board of Directors shall determine, or cause to be determined, in a manner consistent with applicable state corporation law, the Securities Act of 1933 and the Investment Company Act of 1940, as such statutes are now or hereafter in force, whether the standards required by this Section 6.2 have been met.

            (d)  Other Rights.  The indemnification provided by this Section 6.2
                 ------------
          shall not be deemed exclusive of any other right, in respect of indemnification or otherwise, to which those seeking such indemnification may be entitled under any insurance or other agreement, vote of stockholders or disinterested directors or otherwise, both as to action by a director or officer of the Corporation in his official capacity and as to action by such person in another capacity while holding such office or position, and shall continue as to a person who has ceased to be a director or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.


          Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 28.  Business and Other Connections of
          Investment Adviser.
          ---------------------------------


          (a) Mercantile-Safe Deposit and Trust Company ("Merc-Safe"), the Adviser, is a Maryland trust company providing a wide range of banking, trust, and investment services.

          To the knowledge of the Registrant, none of the directors or executive officers of Merc-Safe, except those described below, are or have been, at any time during the past two years, engaged in any other business, profession, vocation, or employment of a substantial nature, except that certain directors and executive officers of Merc-Safe also hold or have held various positions with the bank and non-bank affiliates of Merc-Safe, including its parent, Mercantile Bankshares Corporation. Set forth below are the names and principal business of each director and officer of Merc-Safe who is, or at any time during the past two fiscal years has been, engaged in any other business, profession, vocation, or employment of a substantial nature.

                     Position
                       with              Other Business
Name                Merc-Safe             Connections           Type of Business
------------      --------------       ------------------       ----------------

H. Furlong        Director,            Director, Chairman       Bank Holding
  Baldwin         Chairman of            of the Board, and        Company
                  the Board, and         Chief Executive
                  Chief Executive        Officer
                  Officer              Mercantile Bankshares
                                         Corporation
                                        Two Hopkins Plaza
                                        Baltimore, MD 21201

                                        Director                Electricity &
                                        Baltimore Gas &           Natural Gas
                                          Electric Company
                                        P.O. Box 1475
                                        Baltimore, MD 21203

                     Position
                       with              Other Business
Name                Merc-Safe             Connections           Type of Business
------------      --------------       ------------------       ----------------
                                       Director                  Freight Trans-
                                       Consolidated Rail           portation
                                         Corporation
                                         (CONRAIL)
                                       6 Penn Center Plaza
                                       Philadelphia, PA  19103

                                       Director                  Manufacturing
                                       GRC International, Inc.
                                       1900 Gallows Road
                                       Plaza 1900
                                       Vienna, VA  22182

                                       Director                  Insurance
                                       U.S.F.& G. Corp., Inc.
                                       P.O. Box 1138
                                       Baltimore, MD 21203

                                       Director                  Private Bank
                                       OFFITBANK
                                       Manhattan Tower
                                       101 East 52nd Street
                                       New York, NY  10022

                                       Director                  Holding
                                       Wills Group, Inc.           Company
                                       P.O. Box E                  Wholesale &
                                       LaPlata, MD  20646          Retail
                                                                   Petroleum
                                                                   Products &
                                                                   Convenience
                                                                   Stores

Thomas M.         Director             Director                  Bank Holding
 Bancroft, Jr.                         Mercantile Bankshares       Company
                                         Corporation
                                         Two Hopkins Plaza
                                         Baltimore, MD 21201

                                       Former Chairman of the    Racecourse
                                         Board and Chief           Management
                                         Executive Officer
                                       The New York Racing
                                         Association, Inc.
                                       P.O. Box 90
                                       Jamaica, NY  11417
                                       (prior to January 1990)

                                       Director                  Manufacturing
                                       VCOA                        and Distri-
                                       P.O. Box 31                 bution
                                       Easton, PA  18042


                     Position
                       with              Other Business
Name                Merc-Safe             Connections           Type of Business
------------      --------------       ------------------       ----------------
Richard O. Berndt  Director            Director                  Bank Holding
                                       Mercantile Bankshares       Company
                                         Corporation
                                       Two Hopkins Plaza
                                       Baltimore, MD 21201

                                       Partner                   Law Firm
                                       Gallagher, Evelius
                                         & Jones
                                       The Park Charles Building
                                       Suite 400
                                       218 North Charles Street
                                       Baltimore, MD 21201

                                       Director                  Financing
                                       Municipal Mortgage &      Housing
                                         Equity LLC              Projects
                                       Suite 500
                                       218 N. Charles St.
                                       Baltimore, MD 21201

James A. Block,    Director            Director                  Bank Holding
  M.D.                                 Mercantile Bankshares       Company
                                         Corporation
                                       Two Hopkins Plaza
                                       Baltimore, MD 21201

                                       Former President          Health Services
                                         and Chief
                                         Executive Officer
                                       Johns Hopkins Health
                                         System and The Johns
                                         Hopkins Hospital
                                       600 N. Wolfe Street
                                       Baltimore, MD  21287

                                       Director                  Insurance
                                       MMI Companies, Inc.
                                       540 Lake Cook Road
                                       Deerfield, IL 60015-5290

William R. Brody,  Director            Director                  Bank Holding
  M.D.                                  Mercantile Bankshares         Company
                                         Corporation
                                       Two Hopkins Plaza
                                       Baltimore, MD 21201

                                       President                 University
                                       The Johns Hopkins
                                         University
                                       Charles & 34th St.
                                       Baltimore, MD 21218

                     Position
                       with              Other Business
Name                Merc-Safe             Connections           Type of Business
------------      --------------       ------------------       ----------------
                                       Director                  Medical
                                       ALZA Corporation          Instruments
                                       950 Page Mill Rd.
                                       Palo Alto, CA
                                        94303-0802

George L. Bunting, Director            Director                  Bank Holding
  Jr.                                  Mercantile Bankshares     Company
                                       Corporation
                                       Two Hopkins Plaza
                                       Baltimore, MD  21201

                                       President & Chief         Private Financial
                                       Executive Officer         Management Company
                                       Bunting Management
                                       Group
                                       Suite 350
                                       9690 Deereco Road
                                       Timonium, MD  21093
                                       (Since July 1991)

                                       Director                  Medical/Drugs
                                       Guilford
                                       Pharmaceaticals, Inc.
                                       6611 Tributary St.
                                       Baltimore, MD  21224

                                       Director                  Insurance
                                       U.S.F.& G. Corp., Inc.
                                       P.O. Box 1138
                                       Baltimore, MD  21203

                                       Director                  Business Services
                                       PHH Corporation
                                       11333 McCormick Road
                                       Hunt Valley, MD  21031

                                       Director                  Oil Industry
                                       Crown Central
                                       Petroleum corp.
                                       1 N. Charles Street
                                       Baltimore, MD  21203

Martin L. Grass    Director            Director                  Bank Holding
                                       Mercantile Bankshares         Company
                                         Corporation
                                       Two Hopkins Plaza
                                       Baltimore, MD 21201

                                       Chairman & Chief          Drug Store
                                         Executive Officer           Chain
                                       Rite-Aid Corporation
                                       Camp Hill, PA

                     Position
                       with              Other Business
Name                Merc-Safe             Connections           Type of Business
------------      --------------       ------------------       ----------------
                                       Director  Wireless
                                       Tessco Technologies,      Equipment
                                         Inc.
                                       34 Loveton Circle
                                       Sparks, MD 21152

Freeman A.         Director            Director                  Bank Holding
  Hrabowski, III                       Mercantile Bankshares       Company
                                         Corporation
                                       Two Hopkins Plaza
                                       Baltimore, MD 21201

                                       President                 University
                                       University of
                                        Maryland
                                       Baltimore County
                                       1000 Hilltop Circle
                                       Baltimore, MD 21250

                                       Director                  Electricity &
                                       Baltimore Gas &             Natural Gas
                                        Electric Company
                                       P.O. Box 1475
                                       Baltimore, MD 21203

                                       Director                  Insurance
                                       Baltimore Equitable
                                        Society
                                       21 N. Eutaw St.
                                       Baltimore, MD 21201

                                       Director                  Specialty Foods/
                                       McCormick & Company       Spices
                                       18 Loveton Circle
                                       Sparks, MD 21152-6000

                                       Director                  Aerospace/Defense
                                       UNC, Inc.                 Equipment
                                       175 Admiral Cochran Dr.
                                       Annapolis, MD 21401

B. Larry Jenkins   Director            Director                  Bank Holding
                                       Mercantile Bankshares       Company
                                         Corporation
                                       Two Hopkins Plaza
                                       Baltimore, MD 21201

                                       Director, Chairman        Insurance
                                         of the Board,
                                         President and CEO
                                       Monumental Life
                                         Insurance Company
                                       2 East Chase Street
                                       Baltimore, MD 21202


                     Position
                       with              Other Business
Name                Merc-Safe             Connections           Type of Business
------------      --------------       ------------------       ----------------
                                       Senior Vice President      Insurance
                                         of AEGON USA Inc.
                                       2 East Chase Street
                                       Baltimore, MD 21202

Robert A. Kinsley  Director            Director                  Bank Holding
                                       Mercantile Bankshares         Company
                                         Corporation
                                       Two Hopkins Plaza
                                       Baltimore, MD 21201

                                       Chief Executive           Construction
                                         Officer
                                       Kinsley Construction
                                       2700 Water St.
                                       York, PA 17403-9306

                                       Partner                   Construction
                                       Various Construction
                                       Ventures

Robert D.          Director            Director                  Bank Holding
 Kunisch                               Mercantile Bankshares         Company
                                         Corporation
                                       Two Hopkins Plaza
                                       Baltimore, MD 21201

                                       Director, Chairman
                                         of the Board,           Business
                                         President and Chief     Services
                                         Executive Officer
                                       PHH Corporation
                                       11333 McCormick Road
                                       Hunt Valley, MD 21031

                                       Director                  Transportation
                                       CSX Corporation
                                       1 James Center
                                       901 East Carey Street
                                       Richmond, VA  23219

                                       Director                  Manufacturing
                                       GenCorp Inc.
                                       175 Ghent Rd.
                                       Fairlawn, OH 44333

William J.      Director               Director                  Bank Holding
  McCarthy                             Mercantile Bankshares       Company
                                         Corporation
                                       Two Hopkins Plaza
                                       Baltimore, MD 21201

                     Position
                       with              Other Business
Name                Merc-Safe             Connections           Type of Business
------------      --------------       ------------------       ----------------
                                       Principal, William J.     Law Firm
                                         McCarthy, P.C., a
                                         Partner, Venable,
                                         Baetjer and Howard
                                       Two Hopkins Plaza
                                       Baltimore, MD 21201

                                       Director, Chairman of     Real Estate
                                         the Board                 Development
                                       Riparius Corporation        and Services
                                       375 Padonia Road West
                                       Timonium, MD  21093

                                       Director                  Distributor of
                                       CRW Parts, Inc.             Auto Parts
                                       7601 Pulaski Highway
                                       Baltimore, MD  21237

Morris W. Offit    Director            Director                  Bank Holding
                                       Mercantile Bankshares       Company
                                         Corporation
                                       Two Hopkins Plaza
                                       Baltimore, MD 21201

                                       Director                  Medical
                                       Cantel Industries,        Products
                                         Inc.
                                       1135 Broad Street
                                       Clifton, NJ  07013

                                       Chairman of the Board     Private Bank
                                         and Chief Executive
                                         Officer
                                       OFFITBANK
                                       Manhattan Tower
                                       101 East 52nd Street
                                       New York, NY  10022

                                       Director                  Toy
                                       Hasbro, Inc.              Manufacturer
                                       P.O. Box 1059
                                       1027 Newport Ave.
                                       Pawtucket, RI 02862-1059

Christian H.       Director            Director                  Bank Holding
  Poindexter                           Mercantile Bankshares       Company
                                         Corporation
                                       Two Hopkins Plaza
                                       Baltimore, MD 21201

                     Position
                       with              Other Business
Name                Merc-Safe             Connections           Type of Business
------------      --------------       ------------------       ----------------
                                       Director and Chairman     Electricity &
                                         of the Board and        Natural Gas
                                         Chief Executive
                                         Officer
                                       Baltimore Gas &
                                         Electric Company
                                         and Subsidiaries
                                       P.O. Box 1475
                                       Baltimore, MD 21203

J. Marshall Reid   Director,           None
                   President &
                   Chief Operating
                   Officer

William C.         Director            Director                  Bank Holding
  Richardson                           Mercantile Bankshares     Company
                                         Corporation
                                       Two Hopkins Plaza
                                       Baltimore, MD  21201

                                       President and Chief       Foundation
                                         Executive Officer
                                       W.K. Kellogg Foundation
                                       One Michigan Avenue, East
                                       Battle Creek, MI 49017

                                       Director                  Transportation
                                       CSX
                                       1 James Center
                                       901 East Carey Street
                                       Richmond, VA  23219

Donald J. Shepard  Director            Director                  Bank Holding
                                       Mercantile Bankshares     Company
                                       Corporation
                                       Two Hopkins Plaza
                                       Baltimore, MD  21201

                                       Chairman of the Board,    Insurance
                                         President and Chief
                                         Executive Officer
                                       AEGON USA Inc.
                                       2 East Chase Street
                                       Baltimore, MD  21202

                                       Member of the             Insurance
                                         Executive Board
                                       AEGON, N.V.
                                       2 East Chase Street
                                       Baltimore, MD  21202

                     Position
                       with              Other Business
   Name             Merc-Safe             Connections           Type of Business
------------      --------------       ------------------       ----------------
                                       Director                  Business Services
                                       PHH Corporation
                                       11333 McCormick Road
                                       Hunt Valley, MD  21031

                                       Director                  Insurance
                                       Health Insurance
                                         Association of
                                         America
                                       555 13th Street, N.W.
                                       Washington, DC 20004

                                       Director                  Insurance
                                       Scottish Equitable PLC
                                       28 St. Andrews Square
                                       Edinborough, Scotland
                                       EH21YF

Brian B. Topping   Director and        Director                  Insurance
                   Vice Chairman       Fidelity & Deposit Co.
                   of the Board        of Maryland
                                       300 St. Paul Place
                                       Baltimore, MD  21202

Calman J.          Director            Director                  Bank Holding
  Zamoiski, Jr.                        Mercantile Bankshares       Company
                                         Corporation
                                       Two Hopkins Plaza
                                       Baltimore, MD 21201

                                       Chairman of the Board     Wholesale
                                       Independent Distribu-       Distributor
                                         tors, Incorporated
                                       3000 Waterview Avenue
                                       Baltimore, MD 21230

Kenneth A.         Executive           Director                  Bank
  Bourne, Jr.      Vice President      Potomac Valley Bank
                                       702 Russell Avenue
                                       Gaithersburg, MD 20877

Hugh W. Mohler     Executive Vice      Director                  Bank
                   President           The Citizens National
                                         Bank
                                       4th & Main Street
                                       Laurel, MD 20707

Jack K. Steil      Chairman of         None
                   Credit Policy


                     Position
                       with              Other Business
   Name             Merc-Safe             Connections           Type of Business
------------      --------------       ------------------       ----------------
Terry L. Troupe    Executive Vice      Executive                Bank Holding
                   President           Vice President           Company
                                       Mercantile Bankshares
                                         Corporation
                                       Two Hopkins Plaza
                                       Baltimore, MD 21201

Malcolm C. Wilson  Executive           None
                   Vice President


Frederica B.       Vice President      None
  Baxter           and Treasurer

Alan D. Yarbro     General Counsel     General Counsel          Bank Holding
                   and Secretary         and Secretary          Company
                                       Mercantile Bankshares
                                         Corporation
                                       Two Hopkins Plaza
                                       Baltimore, MD 21201

         (b) CastleInternational Asset Management Limited ("CastleInternational") serves as sub-adviser to the International Equity Fund. CastleInternational is a U.K. Corporation and a member of the Investment Management Regulatory Organization ("IMRO") and regulated by IMRO in the conduct of its affairs. The information required by this Item 28 with respect to each director and officer of CastleInternational is incorporated herein by reference to Form ADV and Schedules A and D filed by CastleInternational with the Securities and Exchange Commission (File No. 801-51087).

Item 29.  Principal Underwriter.
          ---------------------


          (a) BISYS Fund Services ("BISYS") acts as distributor for Registrant. BISYS and its affiliate currently serve as distributor of American Performance Funds, AmSouth Mutual Funds, The ARCH Fund, Inc., The BB&T Mutual Funds Group, The Coventry Group, Empire Builder Tax-Free Bond Fund, First Choice Funds Trust, Fountain Square Funds, Hirtle Callaghan Trust, HSBC Family of Funds, The Infinity Mutual Funds, Inc., Intrust Funds, The Kent Funds, Magna Funds, Marketwatch Funds, Meyers Investment Trust, Minerva Funds, MMA Praxis Mutual Funds, Pacific Capital Funds, Parkstone Group of Funds, The Parkstone Advantage Funds, Pegasus Funds, Qualivest Funds, The Republic Funds Trust, The Republic Advisors Funds Trust, The Riverfront Funds, Inc., SBSF Funds, Inc. dba Key Mutual Funds, Sefton Funds, The Sessions Group, Summit Investment Trust, Variable Insurance Funds and The

Victory Portfolios, each of which is a management investment company.

          (b) To the best of Registrant's knowledge, the partners of BISYS are as follows:

Name and Principal                                 Positions and
Business                        Positions and      Offices with
Address                       Offices with BISYS    Registrant
---------------------------  --------------------  -------------
BISYS Fund Services, Inc.    Sole General Partner  None
3435 Stelzer Road
Columbus, OH 43219-3035

WC Subsidiary Corporation    Sole Limited Partner  None
3435 Stelzer Road
Columbus, OH 43219-3035

          (c)  None.

Item 30.  Location of Accounts and Records.
          --------------------------------

          All accounts, books, and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules thereunder will be maintained at the offices of:

     Mercantile-Safe Deposit and Trust Company
     Two Hopkins Plaza
     Baltimore, Maryland 21201
     (records relating to its functions as investment adviser and as administrator)

     CastleInternational Asset Management Limited
     125 S. Wacker Drive, Suite 300
     Chicago, IL  60606

                     and

     7 Castle Street
     Edinburgh, Scotland EH3 3AM
     (records relating to its functions as sub-adviser to Registrant's International Equity Fund)

     Fifth Third Bank
     Fifth Third Center
     Cincinnati, Ohio  45263
     (records relating to its functions as custodian)

     State Street Bank and Trust Company
     1776 Heritage Drive
     North Quincy, MA  02171
     (records relating to its functions as transfer agent and dividend disbursing agent)

     BISYS Fund Services Ohio, Inc.
     3435 Stelzer Road
     Columbus, Ohio 43219-3035
     (records relating to its functions as fund accounting agent)

     State Street Bank and Trust Company
     One Heritage Drive, P4N
     North Quincy, MA  02171
     (records relating to its functions as custodian with respect to the International Equity Fund)

     BISYS Fund Services
     3435 Stelzer Road
     Columbus, Ohio  43219-3035
     (records relating to its functions as distributor)

     Drinker Biddle & Reath LLP
     Philadelphia National Bank Building
     1345 Chestnut Street
     Suite 1100
     Philadelphia, Pennsylvania 19107-3496
     (registrant's Articles of Incorporation, Bylaws and minute books)

Item 31.  Management Services.
          -------------------

          None.

Item 32.  Undertakings.
          ------------

          Registrant hereby undertakes to provide its Annual Report to Shareholders upon request and without charge to any person to whom a Prospectus for any of its Funds is delivered.

          Registrant hereby undertakes to file a post-effective amendment with respect to the Diversified Real Estate Fund, using financial statements which need not be certified, within four to six months from the effective date of Registrant's Registration Statement pertaining to such Fund.


          Registrant hereby undertakes to file a post-effective amendment with respect to the Equity Income, Growth Equity, Total Return Bond, National Tax-Exempt Bond and Intermediate Tax-Exempt Bond Funds, using financial statements which need not be certified, within four to six months from the effective date of Registrant's Registration Statement pertaining to such Funds.

                                  SIGNATURES
                                  ----------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 20 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore and the State of Maryland, on the 5th day of December, 1997.

                                 M.S.D. & T. FUNDS, INC.
                                 (Registrant)

                                 /s/* Leslie B. Disharoon
                                 ------------------------
                                 Leslie B. Disharoon
                                 President

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 20 to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

     SIGNATURE                      TITLE                    DATE
     ---------                      -----                    ----
/s/* Leslie B. Disharoon       Chairman of the          December 5, 1997
-----------------------------
Leslie B. Disharoon            Board and President

/s/* Decatur H. Miller         Director and Treasurer   December 5, 1997
-----------------------------
Decatur H. Miller              (Principal Financial
                               and Accounting Officer)

/s/* John R. Murphy            Director                 December 5, 1997
-----------------------------
John R. Murphy

/s/* George R. Packard, III    Director                 December 5, 1997
-----------------------------
George R. Packard, III

/s/* J. Stevenson Peck         Director                 December 5, 1997
-----------------------------
J. Stevenson Peck

*By: /s/ Linda A. Durkin
     -------------------
     Linda A. Durkin
     Attorney-in-fact

                            M.S.D. & T. FUNDS, INC.


                               POWER OF ATTORNEY
                               -----------------


          Leslie B. Disharoon, whose signature appears below, does hereby constitute and appoint W. Bruce McConnel, III, George C. Earle, Jr. and Linda A. Durkin, jointly and severally, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which each said attorney and agent may deem necessary or advisable or which may be required to enable M.S.D. & T. Funds, Inc. (the "Company") to comply with the Investment Company Act of 1940, as amended, the Securities Act of 1933, as amended ("Acts"), or the Internal Revenue Code of 1986, as amended, and any rules, regulations, or requirements of the Securities and Exchange Commission with respect to the Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Company any and all amendments (including post-effective amendments) to the Company's Registration Statement(s) pursuant to the Acts filed with the Securities and Exchange Commission, and any other instruments or documents related thereto; and each said attorney and agent shall have full power and authority to do and perform in the name and on behalf of the undersigned director and/or officer of the Company, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as the undersigned director and/or officer of the Company might or could do in person; and the undersigned does hereby ratify and confirm all that each said attorney and agent shall do or cause to be done by virtue hereof.



                                 /s/Leslie B. Disharoon
                                 ------------------------------
                                 Leslie B. Disharoon



Date:  April 29, 1994

                            M.S.D. & T. FUNDS, INC.


                               POWER OF ATTORNEY
                               -----------------


          George R. Packard, III, whose signature appears below, does hereby constitute and appoint W. Bruce McConnel, III, George C. Earle, Jr. and Linda A. Durkin, jointly and severally, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which each said attorney and agent may deem necessary or advisable or which may be required to enable M.S.D. & T. Funds, Inc. (the "Company") to comply with the Investment Company Act of 1940, as amended, the Securities Act of 1933, as amended ("Acts"), or the Internal Revenue Code of 1986, as amended, and any rules, regulations, or requirements of the Securities and Exchange Commission with respect to the Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Company any and all amendments (including post-effective amendments) to the Company's Registration Statement(s) pursuant to the Acts filed with the Securities and Exchange Commission, and any other instruments or documents related thereto; and each said attorney and agent shall have full power and authority to do and perform in the name and on behalf of the undersigned director and/or officer of the Company, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as the undersigned director and/or officer of the Company might or could do in person; and the undersigned does hereby ratify and confirm all that each said attorney and agent shall do or cause to be done by virtue hereof.



                                 /s/George R. Packard, III
                                 ------------------------------
                                 George R. Packard, III



Date:  April 29, 1994

                            M.S.D. & T. FUNDS, INC.


                               POWER OF ATTORNEY
                               -----------------


          John R. Murphy, whose signature appears below, does hereby constitute and appoint W. Bruce McConnel, III, George C. Earle, Jr. and Linda A. Durkin, jointly and severally, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which each said attorney and agent may deem necessary or advisable or which may be required to enable M.S.D. & T. Funds, Inc. (the "Company") to comply with the Investment Company Act of 1940, as amended, the Securities Act of 1933, as amended ("Acts"), or the Internal Revenue Code of 1986, as amended, and any rules, regulations, or requirements of the Securities and Exchange Commission with respect to the Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Company any and all amendments (including post-effective amendments) to the Company's Registration Statement(s) pursuant to the Acts filed with the Securities and Exchange Commission, and any other instruments or documents related thereto; and each said attorney and agent shall have full power and authority to do and perform in the name and on behalf of the undersigned director and/or officer of the Company, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as the undersigned director and/or officer of the Company might or could do in person; and the undersigned does hereby ratify and confirm all that each said attorney and agent shall do or cause to be done by virtue hereof.



                                 /s/John R. Murphy
                                 ------------------------------
                                 John R. Murphy



Date:  April 29, 1994

                            M.S.D. & T. FUNDS, INC.


                               POWER OF ATTORNEY
                               -----------------


          J. Stevenson Peck, whose signature appears below, does hereby constitute and appoint W. Bruce McConnel, III, George C. Earle, Jr. and Linda A. Durkin, jointly and severally, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which each said attorney and agent may deem necessary or advisable or which may be required to enable M.S.D. & T. Funds, Inc. (the "Company") to comply with the Investment Company Act of 1940, as amended, the Securities Act of 1933, as amended ("Acts"), or the Internal Revenue Code of 1986, as amended, and any rules, regulations, or requirements of the Securities and Exchange Commission with respect to the Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Company any and all amendments (including post-effective amendments) to the Company's Registration Statement(s) pursuant to the Acts filed with the Securities and Exchange Commission, and any other instruments or documents related thereto; and each said attorney and agent shall have full power and authority to do and perform in the name and on behalf of the undersigned director and/or officer of the Company, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as the undersigned director and/or officer of the Company might or could do in person; and the undersigned does hereby ratify and confirm all that each said attorney and agent shall do or cause to be done by virtue hereof.



                                 /s/J. Stevenson Peck
                                 ------------------------------
                                 J. Stevenson Peck



Date:  April 29, 1994

                            M.S.D. & T. FUNDS, INC.


                               POWER OF ATTORNEY
                               -----------------


          Decatur H. Miller, whose signature appears below, does hereby constitute and appoint W. Bruce McConnel, III, George C. Earle, Jr. and Linda A. Durkin, jointly and severally, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which each said attorney and agent may deem necessary or advisable or which may be required to enable M.S.D. & T. Funds, Inc. (the "Company") to comply with the Investment Company Act of 1940, as amended, the Securities Act of 1933, as amended ("Acts"), or the Internal Revenue Code of 1986, as amended, and any rules, regulations, or requirements of the Securities and Exchange Commission with respect to the Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Company any and all amendments (including post-effective amendments) to the Company's Registration Statement(s) pursuant to the Acts filed with the Securities and Exchange Commission, and any other instruments or documents related thereto; and each said attorney and agent shall have full power and authority to do and perform in the name and on behalf of the undersigned director and/or officer of the Company, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as the undersigned director and/or officer of the Company might or could do in person; and the undersigned does hereby ratify and confirm all that each said attorney and agent shall do or cause to be done by virtue hereof.



                                 /s/Decatur H. Miller
                                 ------------------------------
                                 Decatur H. Miller



Date:  April 29, 1994

                                 EXHIBIT INDEX
                                 -------------


EXHIBIT NO.                   DESCRIPTION
-----------                   -----------


1 (i)               Form of Articles Supplementary
                    relating to the Equity Income,
                    Equity Growth, Total Return Bond,
                    National Tax-Exempt Bond and
                    Intermediate Tax-Exempt Bond Funds.

5 (g)               Advisory Agreement between
                    Registrant and Mercantile-Safe
                    Deposit and Trust Company with
                    respect to the Diversified Real
                    Estate Fund dated July 10, 1997.

5 (h)               Form of Advisory Agreement between
                    Registrant and Mercantile-Safe
                    Deposit and Trust Company with
                    respect to the Equity Income,
                    Equity Growth, Total Return Bond,
                    National Tax-Exempt and
                    Intermediate Tax-Exempt Bond Funds.

6 (b)               Amendment dated July 28, 1997 to
                    Schedule A of Distribution
                    Agreement between Registrant and
                    BISYS Fund Services (f/k/a The
                    Winsbury Company).

6 (c)               Form of Amendment to Schedule A to
                    the Distribution Agreement between
                    Registrant and BISYS Fund Services
                    (f/k/a The Winsbury Company) with
                    respect to the Equity Income,
                    Equity Growth, Total Return Bond,
                    National Tax-Exempt Bond and
                    Intermediate Tax-Exempt Bond Funds.


8 (c)               Form of Letter Agreement
                    supplementing the Custody Agreement
                    between Registrant and Fifth Third
                    Bank.

9 (d)               Letter Agreement dated July 28,
                    1997 supplementing the Transfer

                    Agency and Service Agreement
                    between Registrant and State
                    Street Bank and Trust Company.

9 (e)               Form of Letter Agreement
                    supplementing the Transfer Agency
                    and Service Agreement between
                    Registrant and State Street Bank
                    and Trust Company.

9 (g)               Amendment dated July 10, 1997 to
                    Schedule A of Administration
                    Agreement between Registrant and
                    Mercantile-Safe Deposit and Trust
                    Company.

9 (h)               Form of Amendment to Schedule A of
                    Administration Agreement between
                    Registrant and Mercantile-Safe
                    Deposit and Trust Company.

9 (j)               Amendment dated July 28, 1997 to
                    Schedules A and B of the Fund
                    Accounting Agreement between
                    Registrant and BISYS Fund Services
                    Ohio, Inc. (f/k/a The Winsbury
                    Service Corporation).

9 (k)               Form of Amendment to Schedules A
                    and B of the Fund Accounting
                    Agreement between Registrant and
                    BISYS Fund Services, Ohio, Inc.
                    (f/k/a The Winsbury Service
                    Corporation).

(10)                Opinion and Consent of Counsel.

(11)(a)             Consent of Coopers & Lybrand L.L.P.

11 (b)              Consent of Drinker Biddle & Reath LLP.

13 (c)              Form of Purchase Agreement between
                    Registrant and BISYS Fund Services
                    Ohio, Inc. with respect to the
                    Equity Income Fund.

13 (d)              Form of Purchase Agreement between
                    Registrant and BISYS Fund Services
                    Ohio, Inc. with respect to the
                    Equity Growth Fund.

13 (e)              Form of Purchase Agreement between
                    Registrant and BISYS Fund Services
                    Ohio, Inc. with respect to the
                    Total Return Bond Fund.

13 (f)              Form of Purchase Agreement between
                    Registrant and BISYS Fund Services
                    Ohio, Inc. with respect to the
                    National Tax-Exempt Bond Fund.

13 (g)              Form of Purchase Agreement between
                    Registrant and BISYS Fund Services
                    Ohio, Inc. with respect to the
                    Intermediate Tax-Exempt Bond Fund.